UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	07/31/23

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Cash Management Funds

SEMI-ANNUAL REPORT July 31, 2023

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury Obligations Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Cash Management

Dreyfus Tax Exempt Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2023 to July 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended July 31, 2023

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares	BOLD® Shares
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.90	$2.16	$1.40	$2.91	$2.16	$4.91	$.90
Ending value (after expenses)	$1,024.00	$1,022.70	$1,023.50	$1,022.00	$1,022.70	$1,019.90	$1,024.00
Annualized expense ratio (%)	.18	.43	.28	.58	.43	.98	.18
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.00	$2.31	$1.50	$3.01	-	-	-
Ending value (after expenses)	$1,023.50	$1,022.30	$1,023.00	$1,021.50	-	-	-
Annualized expense ratio (%)	.20	.46	.30	.60	-	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.90	$2.11	$1.40	$2.86	$2.16	$4.86	-
Ending value (after expenses)	$1,023.90	$1,022.70	$1,023.40	$1,021.90	$1,022.70	$1,019.90	-
Annualized expense ratio (%)	.18	.42	.28	.57	.43	.97	-
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.90	$2.11	$1.35	$2.86	$2.26	$4.86	-
Ending value (after expenses)	$1,023.20	$1,021.90	$1,022.70	$1,021.10	$1,021.80	$1,019.10	-
Annualized expense ratio (%)	.18	.42	.27	.57	.45	.97	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended July 31, 2023

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares	Wealth Shares	Service Shares	BOLD® Shares
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.90	$2.16	$1.40	$2.91	$2.16	$4.91	$.90
Ending value (after expenses)	$1,023.90	$1,022.66	$1,023.41	$1,021.92	$1,022.66	$1,019.93	$1,023.90
Annualized expense ratio (%)	.18	.43	.28	.58	.43	.98	.18
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$1.00	$2.31	$1.51	$3.01	-	-	-
Ending value (after expenses)	$1,023.80	$1,022.51	$1,023.31	$1,021.82	-	-	-
Annualized expense ratio (%)	.20	.46	.30	.60	-	-	-
Dreyfus Treasury Obligations Cash Management
Expenses paid per $1,000†	$.90	$2.11	$1.40	$2.86	$2.16	$4.86	-
Ending value (after expenses)	$1,023.90	$1,022.71	$1,023.41	$1,021.97	$1,022.66	$1,019.98	-
Annualized expense ratio (%)	.18	.42	.28	.57	.43	.97	-
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.90	$2.11	$1.35	$2.86	$2.26	$4.86	-
Ending value (after expenses)	$1,023.90	$1,022.71	$1,023.46	$1,021.97	$1,022.56	$1,019.98	-
Annualized expense ratio (%)	.18	.42	.27	.57	.45	.97	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2023 to July 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended July 31, 2023

	Institutional Shares	Investor Shares	Administrative Shares	Preferred Shares
Dreyfus Cash Management
Expenses paid per $1,000†	$.80	$2.41	$1.46	$.50
Ending value (after expenses)	$1,024.20	$1,022.50	$1,023.50	$1,024.50
Annualized expense ratio (%)	.16	.48	.29	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$.95	-	-	-
Ending value (after expenses)	$1,015.00	-	-	-
Annualized expense ratio (%)	.19	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended July 31, 2023

	Institutional Shares	Investor Shares	Administrative Shares	Preferred Shares
Dreyfus Cash Management
Expenses paid per $1,000†	$.80	$2.41	$1.45	$.50
Ending value (after expenses)	$1,024.00	$1,022.41	$1,023.36	$1,024.30
Annualized expense ratio (%)	.16	.48	.29	.10
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$.95	-	-	-
Ending value (after expenses)	$1,023.85	-	-	-
Annualized expense ratio (%)	.19	-	-	-
†	Expenses are equal to each fund’s annualized expense ratio as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

July 31, 2023 (Unaudited)

Dreyfus Government Cash Management
U.S. Government Agencies Obligations - 13.4%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
8/1/2023, Bonds (3 Month SOFR +0.02%)	5.32	220,000,000	[a]	220,000,000
8/1/2023, Bonds (3 Month SOFR +0.03%)	5.33	160,000,000	[a]	160,000,000
8/1/2023, Bonds (3 Month SOFR +0.05%)	5.35	31,000,000	[a]	31,000,000
8/1/2023, Bonds (3 Month SOFR +0.05%)	5.35	46,000,000	[a]	46,000,000
8/1/2023, Bonds (3 Month SOFR +0.05%)	5.35	30,000,000	[a]	30,000,000
8/1/2023, Bonds (3 Month SOFR +0.06%)	5.36	45,000,000	[a]	45,000,000
8/1/2023, Bonds (3 Month SOFR +0.06%)	5.36	42,000,000	[a]	42,000,000
8/1/2023, Bonds (3 Month SOFR +0.06%)	5.36	26,000,000	[a]	26,000,000
8/1/2023, Bonds (3 Month FCPR -3.14%)	5.37	200,000,000	[a]	199,995,680
8/1/2023, Bonds (3 Month FCPR -3.13%)	5.37	125,000,000	[a]	125,000,000
8/1/2023, Bonds (3 Month SOFR +0.10%)	5.40	35,000,000	[a]	35,000,000
8/1/2023, Bonds (3 Month SOFR +0.10%)	5.40	120,000,000	[a]	120,000,000
8/1/2023, Bonds (3 Month SOFR +0.17%)	5.47	75,000,000	[a]	75,000,000
8/1/2023, Bonds (3 Month SOFR +0.19%)	5.49	80,000,000	[a]	80,000,000
Federal Home Loan Banks:
8/1/2023, Bonds (3 Month SOFR +0.06%)	5.36	405,000,000	[a]	405,000,000
8/1/2023, Bonds (3 Month SOFR +0.06%)	5.36	250,000,000	[a]	250,000,000
8/1/2023, Bonds (3 Month SOFR +0.07%)	5.37	512,000,000	[a]	512,000,000
8/1/2023, Bonds (3 Month SOFR +0.07%)	5.37	450,000,000	[a]	450,000,000
8/1/2023, Bonds (3 Month SOFR +0.09%)	5.39	2,800,000,000	[a]	2,800,000,000
8/1/2023, Bonds (3 Month SOFR +0.09%)	5.39	425,000,000	[a]	425,000,000
8/1/2023, Bonds (3 Month SOFR +0.10%)	5.40	935,000,000	[a]	935,000,000
8/1/2023, Bonds (3 Month SOFR +0.12%)	5.42	510,000,000	[a]	510,000,000
9/15/2023, Notes	5.08	236,000,000	[b]	234,531,137
9/19/2023, Notes	5.09	200,000,000	[b]	198,641,611
2/9/2024, Notes	4.97	792,000,000	[b]	771,809,281
3/6/2024, Notes	5.30	407,000,000	[b]	394,504,422
4/26/2024, Bonds	5.35	800,000,000		800,000,000
5/6/2024, Bonds	5.28	350,000,000		350,000,000
5/7/2024, Bonds	5.19	250,000,000		250,000,000
5/10/2024, Bonds	5.24	380,000,000		380,000,000
5/28/2024, Bonds	5.28	400,000,000		400,000,000
5/30/2024, Bonds	5.35	400,000,000		400,000,000
6/18/2024, Bonds	5.46	210,000,000		210,000,000
7/12/2024, Bonds	5.51	770,000,000		770,000,000
8/19/2024, Bonds	5.58	780,000,000		780,000,000
8/26/2024, Bonds	5.62	784,000,000		784,000,000
Federal Home Loan Mortgage Corporation:
6/12/2024, Notes	5.42	400,000,000	[c]	400,000,000
6/18/2024, Notes	5.50	200,000,000	[c]	200,000,000
U.S. International Development Finance Corporation:
8/7/2023, (3 Month U.S. T-BILL 0.00%)	5.65	8,125,000	[a]	8,125,000
8/7/2023, (3 Month U.S. T-BILL 0.00%)	5.65	20,000,000	[a]	20,000,000
8/7/2023, (3 Month U.S. T-BILL 0.00%)	5.65	16,923,078	[a]	16,923,078
8/7/2023, (3 Month U.S. T-BILL 0.00%)	5.65	10,472,222	[a]	10,472,222
8/7/2023, (3 Month U.S. T-BILL 0.00%)	5.65	16,875,000	[a]	16,875,000
8/7/2023, (3 Month U.S. T-BILL 0.00%)	5.65	3,789,474	[a]	3,789,474
8/7/2023, (3 Month U.S. T-BILL 0.00%)	5.65	16,250,000	[a]	16,250,000
Total U.S. Government Agencies Obligations (cost $14,937,916,905)				14,937,916,905
U.S. Treasury Bills - 5.6%
8/1/2023	5.29	410,000,000	[b]	410,000,000
10/3/2023	5.45	400,000,000	[b]	396,272,501
10/10/2023	5.33	675,000,000	[b]	668,174,027

Dreyfus Government Cash Management (continued)
U.S. Treasury Bills - 5.6% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
11/9/2023	5.50	136,450,000	[b]	134,425,992
11/14/2023	5.42	600,000,000	[b]	590,795,001
11/30/2023	5.46	217,000,000	[b]	213,141,680
12/7/2023	5.42	1,055,000,000	[b]	1,035,306,664
12/14/2023	5.33	1,000,000,000	[b]	980,668,749
1/11/2024	5.47	500,000,000	[b]	488,069,305
1/18/2024	5.46	550,000,000	[b]	536,364,582
6/13/2024	5.23	820,000,000	[b]	784,402,660
Total U.S. Treasury Bills (cost $6,237,621,161)				6,237,621,161
U.S. Treasury Floating Rate Notes - 7.6%
8/1/2023, (3 Month U.S. T-BILL -0.08%)	5.27	2,300,000,000	[a]	2,299,266,423
8/1/2023, (3 Month U.S. T-BILL +0.04%)	5.38	900,000,000	[a]	899,999,368
8/1/2023, (3 Month U.S. T-BILL +0.04%)	5.38	2,620,600,000	[a]	2,619,717,387
8/1/2023, (3 Month U.S. T-BILL +0.13%)	5.47	318,000,000	[a]	318,000,000
8/1/2023, (3 Month U.S. T-BILL +0.14%)	5.48	1,031,000,000	[a]	1,030,449,235
8/1/2023, (3 Month U.S. T-BILL +0.17%)	5.51	50,000,000	[a]	49,997,421
8/1/2023, (3 Month U.S. T-BILL +0.20%)	5.54	1,163,000,000	[a]	1,163,038,059
Total U.S. Treasury Floating Rate Notes (cost $8,380,467,893)				8,380,467,893
Repurchase Agreements - 67.6%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $200,029,444 (fully collateralized by: U.S. Treasuries (including strips), 0.50%-3.25%, due 11/30/2026-8/15/2046, valued at $204,000,013)	5.30	200,000,000		200,000,000
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $115,016,803 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.63%, due 5/31/2025-5/15/2033, valued at $117,300,007)	5.26	115,000,000		115,000,000
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $100,014,736 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.00%, due 12/1/2028-7/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-6.00%, due 7/1/2027-9/1/2057, Government National Mortgage Association Agency Mortgage-Backed Securities, 5.50%-9.00%, due 12/20/2030-4/20/2053, valued at $102,000,159)	5.31	100,000,000		100,000,000

Bank of America Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $1,550,228,194 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-5.50%, due 5/15/2032-7/15/2049, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.00%, due 10/25/2044-1/25/2061, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.50%, due 2/25/2033-3/25/2062, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.16%-1.83%, due 5/25/2029-6/25/2034, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 11/20/2041-7/20/2073, valued at $1,674,000,000)

	5.30	1,550,000,000		1,550,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 67.6% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Bank of Montreal, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $150,022,083 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.82%-4.00%, due 12/15/2042-6/15/2047, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.00%, due 4/25/2041-9/25/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.23%-4.00%, due 1/25/2043-9/25/2052, Federal National Mortgage Association Agency Debentures and Agency Strips, 2.00%, due 3/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.27%-0.49%, due 2/25/2029-2/25/2031, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.00%, due 10/20/2044-5/20/2072, valued at $161,471,592)

	5.30	150,000,000	150,000,000
Barclays Bank PLC, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $500,073,611 (fully collateralized by: U.S. Treasuries (including strips), 0.50%-3.75%, due 2/28/2026-11/15/2049, valued at $510,000,065)	5.30	500,000,000	500,000,000

CIBC/New York, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $515,075,819 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 2.65%, due 8/3/2046, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-7.50%, due 5/15/2024-8/15/2041, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-7.00%, due 11/1/2028-6/1/2053, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 1.52%-5.68%, due 12/25/2031-12/25/2049, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 2/1/2041-7/1/2060, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.51%-1.05%, due 3/20/2047-10/16/2064, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.50%, due 9/20/2031-8/20/2069, valued at $527,983,908)

	5.30	515,000,000	515,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $10,001,467 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.00%, due 4/30/2025-7/31/2030, valued at $10,200,001)	5.28	10,000,000	10,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $1,352,198,293 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-7.63%, due 1/15/2024-2/15/2053, valued at $1,379,040,021)	5.28	1,352,000,000	1,352,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $200,029,444 (fully collateralized by: U.S. Treasuries (including strips), 1.25%, due 11/30/2026, valued at $204,000,076)	5.30	200,000,000	200,000,000
Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $300,044,167 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-6.50%, due 2/1/2042-8/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.50%, due 5/1/2025-8/1/2053, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.00%, due 8/20/2035-6/20/2053, U.S. Treasuries (including strips), 0.75%-4.13%, due 3/31/2025-10/31/2027, valued at $306,000,012)	5.30	300,000,000	300,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 67.6% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Deutsche Bank Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $1,750,257,639 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-3.63%, due 1/15/2024-2/15/2052, valued at $1,785,000,071)	5.30	1,750,000,000	1,750,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $45,006,625,000 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-4.63%, due 7/31/2024-11/15/2029, valued at $45,006,625,006)	5.30	45,000,000,000	45,000,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 7/31/2023, due at 8/1/2023 in the amount of $800,117,778 (fully collateralized by: U.S. Treasuries (including strips), 3.50%-4.00%, due 1/31/2030-2/28/2030, valued at $816,000,000)	5.30	800,000,000	800,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 7/31/2023, due at 8/1/2023 in the amount of $3,000,442,500 (fully collateralized by: U.S. Treasuries (including strips), 1.25%-4.00%, due 9/30/2028-11/30/2029, valued at $3,060,000,000)	5.31	3,000,000,000	3,000,000,000

Goldman Sachs & CO. LLC, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $400,058,889 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-6.00%, due 6/1/2025-2/1/2053, Federal National Mortgage Association Agency Debentures and Agency Strips, 1.50%-7.00%, due 4/1/2037-2/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.50%, due 9/1/2024-7/1/2053, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-6.50%, due 8/20/2033-2/15/2060, valued at $408,000,000)

	5.30	400,000,000	400,000,000

HSBC Securities USA, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $120,017,633 (fully collateralized by: Federal Farm Credit Bank Agency Debentures and Agency Strips, 0.50%-4.00%, due 7/26/2024-4/4/2042, Federal Home Loan Banks Agency Debentures and Agency Strips, 2.94%-4.00%, due 12/21/2033-2/3/2042, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%, due 1/4/2027-11/15/2038, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%, due 11/15/2023-1/15/2037, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-6.50%, due 6/20/2024-5/20/2053, U.S. Treasuries (including strips), 0.00%-2.13%, due 5/31/2026-11/15/2039, valued at $122,400,000)

	5.29	120,000,000	120,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $1,250,184,028 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.73%-6.50%, due 2/1/2042-6/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 6/1/2030-8/1/2053, valued at $1,275,000,000)	5.30	1,250,000,000	1,250,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $400,058,889 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 4.50%-6.00%, due 4/1/2053-8/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.00%, due 11/1/2032-5/1/2058, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.50%, due 9/20/2051, valued at $408,000,001)	5.30	400,000,000	400,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 67.6% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
JP Morgan Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $3,225,474,792 (fully collateralized by: Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.50%, due 6/1/2029-3/1/2062, valued at $3,289,500,001)	5.30	3,225,000,000		3,225,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $625,092,014 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.83%-4.78%, due 8/1/2028-12/1/2047, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.37%, due 12/1/2027-4/1/2053, valued at $637,500,001)	5.30	625,000,000		625,000,000
JP Morgan Securities LLC, (1 Month SOFR +0.01%), Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at interest rate reset date of 8/1/2023 in the amount of $843,451,933 and maturity date of 8/7/2023 (fully collateralized by: Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-7.00%, due 12/1/2027-9/1/2061, valued at $856,800,002)	5.31	840,000,000	[a]	840,000,000

JP Morgan Securities LLC, (1 Month SOFR +0.02%), Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at interest rate reset date of 8/1/2023 in the amount of $353,450,240 and maturity date of 8/7/2023 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-5.58%, due 4/25/2029-7/25/2056, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.47%-4.00%, due 10/15/2037-4/15/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.50%, due 4/25/2026-8/25/2053, Federal National Mortgage Association Agency Debentures and Agency Strips, 1.50%-5.50%, due 4/1/2037-1/1/2062, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.82%, due 7/20/2040-11/16/2063, valued at $371,822,939)

	5.32	352,000,000	[a]	352,000,000

JP Morgan Securities LLC, (1 Month SOFR +0.16%), Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at interest rate reset date of 8/1/2023 in the amount of $497,095,225 and maturity date of 10/30/2023 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-6.25%, due 11/25/2024-4/25/2054, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 3.00%-4.50%, due 10/15/2037-11/15/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.00%, due 4/25/2027-6/25/2061, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.82%-5.00%, due 5/1/2033-1/1/2062, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-5.67%, due 8/20/2033-2/16/2064, valued at $522,219,003)

	5.46	495,000,000	[a,d]	495,000,000

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 67.6% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

JP Morgan Securities LLC, (1 Month SOFR +0.16%), Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at interest rate reset date of 8/1/2023 in the amount of $1,004,232,778 and maturity date of 10/30/2023 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-7.18%, due 8/25/2026-8/25/2056, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.00%, due 11/15/2032-11/15/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.00%, due 7/25/2028-5/25/2059, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.92%-6.00%, due 6/1/2031-1/1/2062, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.75%-1.36%, due 10/25/2024-3/25/2028, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.00%, due 5/16/2034-7/16/2064, valued at $1,059,422,211)

	5.46	1,000,000,000	[a,d]	1,000,000,000
Natixis, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $1,000,147,222 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-5.38%, due 11/30/2023-5/15/2053, valued at $1,020,000,062)	5.30	1,000,000,000		1,000,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $955,140,067 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.88%, due 8/15/2023-5/15/2053, valued at $974,100,025)	5.28	955,000,000		955,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $195,028,600 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-4.50%, due 8/31/2023-2/15/2046, valued at $198,900,041)	5.28	195,000,000		195,000,000

Nomura Securities International, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $2,250,331,250 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 4.00%, due 9/25/2052, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-6.00%, due 11/1/2027-7/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.50%, due 7/1/2027-9/1/2062, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-1.18%, due 12/20/2043-5/16/2063, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-6.50%, due 4/20/2050-5/15/2065, U.S. Treasuries (including strips), 2.13%-4.13%, due 7/31/2028-2/15/2040, valued at $2,296,236,196)

	5.30	2,250,000,000		2,250,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management (continued)
Repurchase Agreements - 67.6% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)

Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $4,775,702,986 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.00%-8.21%, due 9/15/2026-8/15/2057, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-5.00%, due 1/25/2031-12/25/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-9.00%, due 11/25/2027-11/25/2061, Federal National Mortgage Association Agency Debentures and Agency Strips, 2.00%-5.00%, due 4/1/2049-1/1/2062, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%, due 7/1/2051, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due 2/20/2027-11/20/2065, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-7.50%, due 11/20/2026-7/20/2053, U.S. Treasuries (including strips), 0.00%-6.38%, due 8/15/2023-2/15/2051, valued at $4,984,431,232)

	5.30	4,775,000,000		4,775,000,000
Societe Generale, (1 Month SOFR +0.05%), Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at interest rate reset date of 8/1/2023 in the amount of $1,000,147,222 and maturity date of 8/7/2023 (fully collateralized by: Federal National Mortgage Association Agency Mortgage-Backed Securities, 4.00%, due 4/1/2045, U.S. Treasuries (including strips), 0.00%-3.88%, due 1/15/2025-2/15/2053, valued at $1,020,000,066)	5.30	1,000,000,000	[a]	1,000,000,000
TD Securities (USA) LLC, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $450,066,250 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-5.00%, due 9/1/2051-7/1/2052, valued at $459,000,000)	5.30	450,000,000		450,000,000
UBS Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $300,044,167 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 8/1/2023-2/15/2053, valued at $306,000,018)	5.30	300,000,000		300,000,000
Total Repurchase Agreements (cost $75,174,000,000)				75,174,000,000
Total Investments (cost $104,730,005,959)		94.2%		104,730,005,959
Cash and Receivables (Net)		5.8%		6,431,200,813
Net Assets		100.0%		111,161,206,772

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security is a discount security. Income is recognized through the accretion of discount.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of July 31, 2023 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2023, these securities amounted to $1,495,000,000 or 1.34% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	67.6
U.S. Government Agencies Obligations	13.4
U.S. Treasury Securities	13.2
94.2

† Based on net assets.

See notes to financial statements.

Dreyfus Government Securities Cash Management
U.S. Government Agencies Obligations - 28.4%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
8/1/2023, Bonds (3 Month SOFR +0.05%)	5.35	17,000,000	[a]	17,000,000
8/1/2023, Bonds (3 Month SOFR +0.05%)	5.35	10,000,000	[a]	10,000,000
8/1/2023, Bonds (3 Month SOFR +0.05%)	5.35	15,000,000	[a]	15,000,000
8/1/2023, Bonds (3 Month SOFR +0.05%)	5.35	5,000,000	[a]	5,000,000
8/1/2023, Bonds (3 Month SOFR +0.08%)	5.38	15,000,000	[a]	14,998,191
8/1/2023, Bonds (3 Month SOFR +0.10%)	5.40	25,000,000	[a]	25,000,000
8/1/2023, Bonds (3 Month SOFR +0.20%)	5.50	5,000,000	[a]	5,000,000
Federal Home Loan Banks:
8/1/2023, Notes	5.27	160,000,000	[b]	160,000,000
8/1/2023, Bonds (3 Month SOFR +0.01%)	5.31	15,000,000	[a]	15,000,000
8/1/2023, Bonds (3 Month SOFR +0.02%)	5.32	135,000,000	[a]	135,000,000
8/1/2023, Bonds (3 Month SOFR +0.03%)	5.33	50,000,000	[a]	50,000,000
8/1/2023, Bonds (3 Month SOFR +0.06%)	5.36	25,000,000	[a]	25,000,000
8/1/2023, Bonds (3 Month SOFR +0.06%)	5.36	25,000,000	[a]	25,000,000
8/1/2023, Bonds (3 Month SOFR +0.07%)	5.37	40,000,000	[a]	40,000,000
8/1/2023, Bonds (3 Month SOFR +0.09%)	5.39	25,000,000	[a]	25,000,000
8/1/2023, Bonds (3 Month SOFR +0.09%)	5.39	50,000,000	[a]	50,000,000
8/1/2023, Bonds (3 Month SOFR +0.10%)	5.40	10,000,000	[a]	10,000,000
8/1/2023, Bonds (3 Month SOFR +0.14%)	5.44	14,000,000	[a]	14,000,000
8/9/2023, Notes	4.85	100,000,000	[b]	99,893,889
8/16/2023, Notes	4.95	100,000,000	[b]	99,796,875
9/25/2023, Notes	5.01	50,000,000	[b]	49,625,694
10/20/2023, Notes	4.99	50,000,000	[b]	49,458,889
2/9/2024, Notes	4.97	23,000,000	[b]	22,413,653
3/6/2024, Notes	5.30	10,000,000	[b]	9,692,983
4/26/2024, Bonds	5.35	25,000,000		25,000,000
5/10/2024, Bonds	5.24	10,000,000		10,000,000
5/30/2024, Bonds	5.35	10,000,000		10,000,000
7/12/2024, Bonds	5.51	25,000,000		25,000,000
8/19/2024, Bonds	5.58	10,000,000		10,000,000
8/26/2024, Bonds	5.62	15,000,000		15,000,000
Total U.S. Government Agencies Obligations (cost $1,066,880,174)				1,066,880,174
U.S. Treasury Bills - 62.3%
8/1/2023	5.21	361,000,000	[b]	361,000,000
8/3/2023	5.14	100,000,000	[b]	99,971,833
8/8/2023	5.22	190,000,000	[b]	189,809,969
8/10/2023	5.18	100,000,000	[b]	99,872,375
8/15/2023	5.21	315,000,000	[b]	314,371,381
8/17/2023	5.25	50,000,000	[b]	49,885,111
8/22/2023	5.34	100,000,000	[b]	99,693,459
8/24/2023	5.32	169,000,000	[b]	168,435,701
8/29/2023	5.27	90,000,000	[b]	89,637,478
8/31/2023	5.37	130,000,000	[b]	129,428,334
9/5/2023	5.30	150,000,000	[b]	149,241,667
9/12/2023	5.34	100,000,000	[b]	99,389,833
9/19/2023	5.37	50,000,000	[b]	49,642,368
10/3/2023	5.45	40,000,000	[b]	39,627,250
10/10/2023	5.33	55,800,000	[b]	55,235,800
10/12/2023	5.38	40,000,000	[b]	39,580,000
10/19/2023	5.38	50,000,000	[b]	49,423,959
10/26/2023	5.41	50,000,000	[b]	49,370,528
11/9/2023	5.50	25,000,000	[b]	24,629,167
11/14/2023	5.42	13,000,000	[b]	12,800,558

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Securities Cash Management (continued)
U.S. Treasury Bills - 62.3% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
11/30/2023	5.46	40,000,000	[b]	39,288,789
12/7/2023	5.42	45,000,000	[b]	44,160,000
12/14/2023	5.33	40,000,000	[b]	39,226,750
1/11/2024	5.47	15,500,000	[b]	15,130,148
1/18/2024	5.46	10,000,000	[b]	9,752,083
6/13/2024	5.23	25,000,000	[b]	23,914,715
Total U.S. Treasury Bills (cost $2,342,519,256)				2,342,519,256
U.S. Treasury Floating Rate Notes - 9.3%
8/1/2023, (3 Month U.S. T-BILL -0.08%)	5.27	73,000,000	[a]	72,979,743
8/1/2023, (3 Month U.S. T-BILL +0.04%)	5.38	80,000,000	[a]	79,973,093
8/1/2023, (3 Month U.S. T-BILL +0.13%)	5.47	10,000,000	[a]	10,000,000
8/1/2023, (3 Month U.S. T-BILL +0.14%)	5.48	40,000,000	[a]	39,975,412
8/1/2023, (3 Month U.S. T-BILL +0.17%)	5.51	60,000,000	[a]	59,997,903
8/1/2023, (3 Month U.S. T-BILL +0.20%)	5.54	87,000,000	[a]	87,012,565
Total U.S. Treasury Floating Rate Notes (cost $349,938,716)				349,938,716
Total Investments (cost $3,759,338,146)		100.0%		3,759,338,146
Liabilities, Less Cash and Receivables		(.0%)		(84,712)
Net Assets		100.0%		3,759,253,434

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	71.6
U.S. Government Agencies Obligations	28.4
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury Obligations Cash Management
U.S. Treasury Bills - 7.1%	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/1/2023	5.28	125,000,000	[a]	125,000,000
8/31/2023	5.40	150,000,000	[a]	149,337,500
9/26/2023	5.31	101,000,000	[a]	100,169,668
10/3/2023	5.45	150,000,000	[a]	148,602,188
10/10/2023	5.33	225,000,000	[a]	222,725,000
11/9/2023	5.50	150,000,000	[a]	147,775,000
11/14/2023	5.42	250,000,000	[a]	246,164,584
11/21/2023	5.43	200,000,000	[a]	196,720,888
11/30/2023	5.46	150,000,000	[a]	147,332,958
12/7/2023	5.42	450,000,000	[a]	441,599,999
12/14/2023	5.33	422,000,000	[a]	413,842,212
1/11/2024	5.47	215,000,000	[a]	209,869,801
1/18/2024	5.46	225,000,000	[a]	219,421,874
6/13/2024	5.23	380,000,000	[a]	363,503,672
Total U.S. Treasury Bills (cost $3,132,065,344)				3,132,065,344
U.S. Treasury Floating Rate Notes - 9.4%
8/1/2023, (3 Month U.S. T-BILL -0.08%)	5.27	522,000,000	[b]	521,831,198
8/1/2023, (3 Month U.S. T-BILL +0.04%)	5.38	125,000,000	[b]	125,000,000
8/1/2023, (3 Month U.S. T-BILL +0.04%)	5.38	950,000,000	[b]	949,652,032
8/1/2023, (3 Month U.S. T-BILL +0.13%)	5.47	300,000,000	[b]	300,000,000
8/1/2023, (3 Month U.S. T-BILL +0.14%)	5.48	454,000,000	[b]	453,725,601
8/1/2023, (3 Month U.S. T-BILL +0.17%)	5.51	764,000,000	[b]	763,976,455
8/1/2023, (3 Month U.S. T-BILL +0.20%)	5.54	1,050,000,000	[b]	1,050,064,807
Total U.S. Treasury Floating Rate Notes (cost $4,164,250,093)				4,164,250,093
Repurchase Agreements - 83.3%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $222,032,683 (fully collateralized by: U.S. Treasuries (including strips), 0.50%-3.25%, due 11/30/2026-8/15/2046, valued at $226,440,015)	5.30	222,000,000		222,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $300,044,000 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-0.75%, due 10/15/2025-7/15/2031, valued at $306,000,093)	5.28	300,000,000		300,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $1,610,236,133 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.75%, due 8/10/2023-2/15/2053, valued at $1,642,440,906)	5.28	1,610,000,000		1,610,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $1,423,208,707 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-7.63%, due 1/15/2024-2/15/2053, valued at $1,451,460,023)	5.28	1,423,000,000		1,423,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $790,115,867 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.00%, due 4/30/2025-7/31/2030, valued at $805,800,062)	5.28	790,000,000		790,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $23,003,386,111 (fully collateralized by: U.S. Treasuries (including strips), 0.88%-2.75%, due 2/15/2024-6/30/2026, valued at $23,003,386,138)	5.30	23,000,000,000		23,000,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury Obligations Cash Management (continued)
Repurchase Agreements - 83.3% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 7/31/2023, due at 8/1/2023 in the amount of $2,000,295,000 (fully collateralized by: U.S. Treasuries (including strips), 1.00%-3.63%, due 5/31/2028-9/30/2028, valued at $2,040,000,000)	5.31	2,000,000,000	2,000,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $1,800,264,000 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.50%, due 8/15/2023-5/15/2052, valued at $1,836,000,001)	5.28	1,800,000,000	1,800,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $380,055,945 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.50%, due 8/15/2023-11/15/2052, valued at $387,600,016)	5.30	380,000,000	380,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $1,350,198,000 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.13%, due 8/29/2023-9/30/2027, valued at $1,377,000,004)	5.28	1,350,000,000	1,350,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $300,044,000 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.47%, due 8/8/2023-8/31/2029, valued at $306,000,001)	5.28	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023, due at 8/1/2023 in the amount of $3,700,544,722 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-3.88%, due 7/31/2024-8/15/2051, valued at $3,774,000,001)	5.30	3,700,000,000	3,700,000,000
Total Repurchase Agreements (cost $36,875,000,000)			36,875,000,000
Total Investments (cost $44,171,315,437)		99.8%	44,171,315,437
Cash and Receivables (Net)		.2%	81,433,441
Net Assets		100.0%	44,252,748,878

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	83.3
U.S. Treasury Securities	16.5
99.8

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury Securities Cash Management
U.S. Treasury Bills - 91.6%	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/1/2023	5.14	2,195,000,000	[a]	2,195,000,000
8/3/2023	5.14	2,030,000,000	[a]	2,029,428,575
8/8/2023	5.23	1,810,000,000	[a]	1,808,187,688
8/10/2023	5.17	1,858,000,000	[a]	1,855,633,287
8/15/2023	5.29	2,765,000,000	[a]	2,759,397,806
8/17/2023	5.17	1,515,000,000	[a]	1,511,552,110
8/22/2023	5.34	2,219,000,000	[a]	2,212,197,472
8/24/2023	5.32	4,440,000,000	[a]	4,425,165,258
8/29/2023	5.14	2,679,345,000	[a]	2,668,525,221
8/31/2023	5.37	2,906,000,000	[a]	2,893,237,671
9/5/2023	5.30	1,600,000,000	[a]	1,591,911,110
9/7/2023	5.38	1,698,000,000	[a]	1,688,794,246
9/12/2023	5.34	2,380,000,000	[a]	2,365,478,025
9/19/2023	5.37	2,105,000,000	[a]	2,089,943,703
9/26/2023	5.31	1,850,000,000	[a]	1,834,790,947
10/12/2023	5.30	2,723,000,000	[a]	2,694,823,465
10/19/2023	5.26	2,820,000,000	[a]	2,788,233,225
10/26/2023	5.40	2,121,000,000	[a]	2,094,335,627
10/31/2023	5.37	394,000,000	[a]	388,796,190
11/14/2023	5.42	100,000,000	[a]	98,465,834
11/21/2023	5.43	645,000,000	[a]	634,424,865
1/18/2024	5.46	175,000,000	[a]	170,661,458
Total U.S. Treasury Bills (cost $42,798,983,783)				42,798,983,783
U.S. Treasury Floating Rate Notes - 11.6%
8/1/2023, (3 Month U.S. T-BILL -0.08%)	5.27	807,000,000	[b]	806,748,484
8/1/2023, (3 Month U.S. T-BILL +0.04%)	5.38	270,000,000	[b]	270,000,000
8/1/2023, (3 Month U.S. T-BILL +0.04%)	5.38	1,200,000,000	[b]	1,199,598,898
8/1/2023, (3 Month U.S. T-BILL +0.13%)	5.47	300,000,000	[b]	300,000,000
8/1/2023, (3 Month U.S. T-BILL +0.14%)	5.48	522,000,000	[b]	521,693,146
8/1/2023, (3 Month U.S. T-BILL +0.17%)	5.51	900,000,000	[b]	899,998,474
8/1/2023, (3 Month U.S. T-BILL +0.20%)	5.54	1,434,000,000	[b]	1,434,177,520
Total U.S. Treasury Floating Rate Notes (cost $5,432,216,522)				5,432,216,522
U.S. Treasury Notes - ..5%
8/15/2023 (cost $228,240,996)	0.13	228,669,000		228,240,996
Total Investments (cost $48,459,441,301)		103.7%		48,459,441,301
Liabilities, Less Cash and Receivables		(3.7%)		(1,738,088,994)
Net Assets		100.0%		46,721,352,307

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	103.7
103.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Cash Management (continued)
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Paper - 9.2%
Australia & New Zealand Banking Group Ltd., (1 Month SOFR +0.31%)	5.61	8/1/2023	38,000,000	[a,b]	38,005,796
Bank of Montreal	5.51	11/15/2023	30,000,000	[c]	29,515,201
Bank of Montreal	5.27	9/6/2023	35,000,000	[c]	34,808,736
Barclays US CCP Funding LLC	5.57	9/6/2023	30,000,000	[c]	29,834,209
Bedford Row Funding Corp.	5.84	1/24/2024	20,000,000	[c]	19,448,252
Collateralized Commercial Paper V Co. LLC, (1 Month SOFR +0.20%)	5.50	8/1/2023	35,000,000	[a]	35,001,630
DNB Bank ASA	5.41	11/16/2023	20,000,000	[c]	19,676,780
DNB Bank ASA, (1 Month SOFR +0.39%)	5.69	8/1/2023	30,000,000	[a,b]	30,005,034
ING US Funding LLC, (1 Month SOFR +0.15%)	5.46	8/1/2023	37,000,000	[a,b]	36,999,526
National Australia Bank Ltd., (1 Month SOFR +0.35%)	5.65	8/1/2023	35,000,000	[a,b]	35,014,276
National Australia Bank Ltd., (1 Month SOFR +0.39%)	5.69	8/1/2023	20,000,000	[a,b]	20,003,541
National Australia Bank Ltd., (1 Month SOFR +0.45%)	5.75	8/1/2023	35,000,000	[a,b]	35,016,885
Old Line Funding LLC, (1 Month SOFR +0.18%)	5.49	8/1/2023	35,000,000	[a,b]	34,999,640
Skandinaviska Enskilda Banken AB	5.16	8/22/2023	35,000,000	[c]	34,887,751
Starbird Funding Corp., (1 Month SOFR +0.19%)	5.49	8/1/2023	35,000,000	[a,b]	35,001,670
The Bank of Nova Scotia, (1 Month SOFR +0.45%)	5.75	8/1/2023	40,000,000	[a,b]	40,020,505
The Toronto-Dominion Bank, (3 Month SOFR +0.36%)	5.67	8/1/2023	35,000,000	[a]	35,011,049
United Overseas BK Ltd.	5.59	10/13/2023	45,000,000	[c]	44,492,545
Westpac Banking Corp., (1 Month SOFR +0.42%)	5.51	8/1/2023	37,000,000	[a,b]	37,014,995
Total Commercial Paper (cost $624,721,905)			624,758,021
Negotiable Bank Certificates of Deposit - 6.5%
Bank of America NA, (1 Month SOFR +0.44%)	5.74	8/1/2023	40,000,000	[a]	40,017,799
Canadian Imperial Bank of Commerce (New York)	5.71	1/9/2024	35,000,000		35,000,813
Mizuho Bank Ltd. (New York), (1 Month SOFR +0.19%)	5.50	8/1/2023	35,000,000	[a]	35,001,367
Mizuho Bank Ltd. (New York)	5.53	9/14/2023	30,000,000		30,005,244
MUFG Bank Ltd. (New York), (3 Month SOFR +0.18%)	5.49	8/1/2023	40,000,000	[a]	40,000,471
Nordea Bank Abp (New York), (1 Month SOFR +0.38%)	5.68	8/1/2023	40,000,000	[a]	40,013,271
Svenska Handelsbanken (New York), (1 Month SOFR +0.35%)	5.66	8/1/2023	30,000,000	[a]	30,010,764
Svenska Handelsbanken (New York), (1 Month SOFR +0.44%)	5.75	8/1/2023	40,000,000	[a]	40,018,676
Swedbank AB (New York), (1 Month SOFR +0.42%)	5.73	8/1/2023	35,000,000	[a]	35,015,102
Toronto-Dominion Bank (New York), (3 Month SOFR +0.43%)	5.74	8/1/2023	35,000,000	[a]	35,014,873
Wells Fargo Bank NA, (1 Month SOFR +0.38%)	5.68	8/1/2023	40,000,000	[a]	40,014,721
Wells Fargo Bank NA, (1 Month SOFR +0.47%)	5.77	8/1/2023	40,000,000	[a]	40,023,700
Total Negotiable Bank Certificates of Deposit (cost $440,000,000)			440,136,801
Time Deposits - 22.3%
Australia & New Zealand Banking Group Ltd.	5.33	8/1/2023	260,000,000		260,000,000
Banco Santander SA	5.30	8/1/2023	300,000,000		300,000,000
Cooperatieve Rabobank UA (New York)	5.30	8/1/2023	150,000,000		150,000,000
Credit Agricole CIB	5.30	8/1/2023	30,000,000		30,000,000
KBC Bank NV (New York)	5.31	8/1/2023	300,000,000		300,000,000
Skandinaviska Enskilda Banken AB	5.31	8/1/2023	260,000,000		260,000,000
Swedbank AB (New York)	5.30	8/1/2023	210,000,000		210,000,000
Total Time Deposits (cost $1,510,000,000)			1,510,000,000
Variable Rate Demand Notes - .5%
Bank of America NA, (1 Month SOFR +0.16%) (cost $35,000,000)	5.46	8/1/2023	35,000,000	[a]	34,990,173

Dreyfus Cash Management (continued)
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 61.6%
Banco Santander SA, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023 due at maturity date in the amount of $50,007,431 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-5.00%, due 4/1/2041-10/1/2052, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.50%, due 6/1/2031-9/1/2057, U.S. Treasuries (including strips), 1.63%, due 2/15/2026, valued at $51,000,010)	5.35	8/1/2023	50,000,000	50,000,000

BMO Capital Markets Corp., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023 due at maturity date in the amount of $25,003,764 (fully collateralized by: Asset-Backed Securities, 0.00%-11.41%, due 7/25/2026-11/25/2062, Corporate Debt Securities, 0.45%-7.50%, due 10/7/2023-10/1/2030, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 0.97%, due 8/15/2041, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 3.50%-6.00%, due 8/25/2047-7/25/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.60%-4.50%, due 11/25/2031-2/1/2053, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 8/20/2047-10/20/2067, Private Label Collateralized Mortgage Obligations, 0.00%-8.26%, due 12/25/2035-5/11/2063, U.S. Treasuries (including strips), 1.38%, due 7/15/2033, valued at $26,566,743)

	5.42	8/1/2023	25,000,000	25,000,000

Citigroup Global Markets, Inc., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023 due at maturity date in the amount of $300,044,667 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 0.00%-6.50%, due 12/15/2027-6/15/2052, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%-10.08%, due 3/25/2033-3/25/2060, Federal National Mortgage Association Agency Debentures and Agency Strips, 0.00%-8.00%, due 5/1/2024-3/1/2051, Federal National Mortgage Association Agency Mortgage-Backed Securities, 0.10%-1.70%, due 6/25/2029-9/25/2032, U.S. Treasuries (including strips), 2.38%-3.88%, due 2/29/2024-4/30/2025, valued at $310,101,821)

	5.36	8/1/2023	300,000,000	300,000,000
Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023 due at maturity date in the amount of $150,022,083 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.50%-6.50%, due 2/1/2042-8/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.50%, due 5/1/2025-8/1/2053, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-7.00%, due 8/20/2035-6/20/2053, U.S. Treasuries (including strips), 0.75%-4.13%, due 3/31/2025-10/31/2027, valued at $153,000,006)	5.30	8/1/2023	150,000,000	150,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023 due at maturity date in the amount of $2,100,309,167 (fully collateralized by: U.S. Treasuries (including strips), 1.38%-2.75%, due 5/15/2025-11/15/2031, valued at $2,100,309,244)	5.30	8/1/2023	2,100,000,000	2,100,000,000
MUFG Securities (Canada) Ltd., Tri-Party Agreement thru BNY Mellon, dated 7/31/2023 due at maturity date in the amount of $875,128,819 (fully collateralized by: Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 1.50%-5.50%, due 6/1/2036-2/1/2053, Federal National Mortgage Association Agency Mortgage-Backed Securities, 1.50%-6.50%, due 1/1/2033-8/1/2053, valued at $892,500,000)	5.30	8/1/2023	875,000,000	875,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Cash Management (continued)
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 61.6% (continued)
RBC Dominion Securities, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023 due at maturity date in the amount of $500,073,333 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.00%, due 8/31/2023-5/15/2051, valued at $510,000,032)	5.28	8/1/2023	500,000,000	500,000,000
Societe Generale, Tri-Party Agreement thru BNY Mellon, dated 7/31/2023 due at maturity date in the amount of $175,026,104 (fully collateralized by: Corporate Debt Securities, 0.85%-11.75%, due 9/2/2023-7/1/2049, Private Label Collateralized Mortgage Obligations, 5.89%, due 5/25/2037, valued at $189,979,674)	5.37	8/1/2023	175,000,000	175,000,000
Total Repurchase Agreements (cost $4,175,000,000)			4,175,000,000
Total Investments (cost $6,784,721,905)			100.1%	6,784,884,995
Liabilities, Less Cash and Receivables			(.1%)	(5,349,968)
Net Assets			100.0%	6,779,535,027

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to $342,081,868 or 5.05% of net assets.

c Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	61.6
Banks	36.9
Diversified Financials	1.6
100.1

† Based on net assets.

See notes to financial statements.

Dreyfus Tax Exempt Cash Management
Short-Term Investments - 99.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.2%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	3.96	8/7/2023	19,800,000	[a]	19,800,000
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. B	3.96	8/7/2023	1,000,000	[a]	1,000,000
				20,800,000
Colorado - 2.5%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (LOC; TD Bank NA) Ser. F2	4.53	8/1/2023	4,245,000	[a]	4,245,000
Denver City & County, GO, Refunding, Ser. B	5.00	8/1/2023	500,000		500,000
Tender Option Bond Trust Receipts (Series 2018-XG0195), (Denver City & County, COP (Colorado Convention Center Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2048	4.07	8/7/2023	3,615,000	[a,b,c]	3,615,000
Tender Option Bond Trust Receipts (Series 2022-XF1389), (Denver County & City Tax Dedicated, Revenue Bonds (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 8/1/2051	4.04	8/7/2023	4,205,000	[a,b,c]	4,205,000
				12,565,000
Connecticut - 1.7%
Danbury, BAN, Refunding	5.00	1/24/2024	6,400,000		6,442,784
Town of Enfield, BAN, Refunding	3.50	8/3/2023	2,020,000		2,019,996
				8,462,780
Delaware - 2.2%
University of Delaware, Revenue Bonds, Refunding	4.53	8/1/2023	2,145,000	[a]	2,145,000
University of Delaware, Revenue Bonds, Refunding, Ser. C	4.53	8/1/2023	8,700,000	[a]	8,700,000
				10,845,000
Florida - 9.8%
Broward County FL Port Facilities, Revenue Bonds, Ser. B	5.00	9/1/2023	750,000		750,983
Florida Housing Finance Corp., Revenue Bonds (LOC; Truist Bank) Ser. K1	4.13	8/7/2023	5,340,000	[a]	5,340,000
Hillsborough County Housing Finance Authority, Revenue Bonds (LOC; Truist Bank)	3.98	8/7/2023	4,470,000	[a]	4,470,000
Manatee County, Revenue Bonds, Refunding (Florida Power & Light Project)	4.75	8/1/2023	4,000,000	[a]	4,000,000
Miami-Dade County Industrial Development Authority, Revenue Bonds, Refunding (Florida Power & Light Co.)	4.10	8/7/2023	5,500,000	[a]	5,500,000
Sarasota County, Revenue Bonds (Planned Parenthood Project) (LOC; BMO Harris Bank NA)	4.04	8/7/2023	5,230,000	[a]	5,230,000
St. Lucie County, Revenue Bonds, Refunding (Florida Power & Light Project)	4.65	8/1/2023	1,400,000	[a]	1,400,000
Tender Option Bond Trust Receipts (Series 2021-XM0963), (Florida Broward County Tourist Development, Revenue Bonds, Refunding (Convention Center Expansion Project) (Liquidity Agreement; Morgan Stanley)), Trust Maturity Date 9/1/2047	4.03	8/7/2023	10,800,000	[a,b,c]	10,800,000
Tender Option Bond Trust Receipts (Series 2022-XM0985), (Broward County Convention Center Hotel, Revenue Bonds (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 1/1/2030	4.10	8/7/2023	11,000,000	[a,b,c]	11,000,000
				48,490,983
Georgia - 5.8%
Fulton County, TAN	5.00	12/29/2023	1,370,000		1,377,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 5.8% (continued)
Gwinnett County Development Authority, Revenue Bonds (Goodwill of North Georgia Project) (LOC; Truist Bank)	4.05	8/7/2023	2,390,000	[a]	2,390,000
Macon Water Authority, Revenue Bonds, Refunding, Ser. B	4.06	8/7/2023	3,300,000	[a]	3,300,000
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E107	4.03	8/7/2023	11,150,000	[a,b]	11,150,000
The Monroe County Development Authority, Revenue Bonds	4.10	8/7/2023	10,500,000	[a]	10,500,000
				28,717,668
Illinois - 6.1%
Illinois Development Finance Authority, Revenue Bonds (North Shore Senior Center Project) (LOC; JPMorgan Chase Bank NA)	4.05	8/7/2023	1,590,000	[a]	1,590,000
Illinois Finance Authority, Revenue Bonds (Everest Academy of Lemont Project) (LOC; First Midwest Bank NA)	4.05	8/7/2023	3,980,000	[a]	3,980,000
Illinois Finance Authority, Revenue Bonds (Lake Forest College Project) (LOC; Northern Trust Company)	4.05	8/7/2023	3,340,000	[a]	3,340,000
Illinois Finance Authority, Revenue Bonds, Refunding (Steppenwolf Theatre Co.) (LOC; Northern Trust Company)	4.15	8/7/2023	2,430,000	[a]	2,430,000
Illinois Housing Development Authority, Revenue Bonds (LOC; Federal Home Loan Mortgage Corp.) Ser. A	4.17	8/7/2023	135,000	[a]	135,000
Palatine, Revenue Bonds (Little City for Community Development Project) (LOC; Federal Home Loan Bank)	4.04	8/7/2023	150,000	[a]	150,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 8/1/2024	4.03	8/7/2023	2,365,000	[a,b,c]	2,365,000
Tender Option Bond Trust Receipts (Series 2020-XL0137), (Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC) (Insured; Assured Guaranty Municipal Corp.)), Trust Maturity Date 6/15/2050	4.02	8/7/2023	3,095,000	[a,b,c]	3,095,000
Tender Option Bond Trust Receipts (Series 2020-XL0145), (Chicago Transit Authority, Revenue Bonds, Refunding) (LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 12/1/2055	4.02	8/7/2023	4,625,000	[a,b,c]	4,625,000
Tender Option Bond Trust Receipts (Series 2022-YX1126), (Illinois State Finance Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC) Ser. A), Trust Maturity Date 11/15/2045	4.02	8/7/2023	4,575,000	[a,b,c]	4,575,000
Tender Option Bond Trust Receipts (Series 2022-ZL0332), (Illinois State Toll Highway Authority, Revenue Bonds (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 1/1/2030	4.04	8/7/2023	1,305,000	[a,b,c]	1,305,000
Tender Option Bond Trust Receipts (Series 2023-XF1533), (Illinois State Toll Highway Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 1/1/2044	4.04	8/7/2023	2,650,000	[a,b,c]	2,650,000
				30,240,000
Iowa - 1.3%
Iowa Finance Authority, Revenue Bonds (Chrisbro III Project) (LOC; Farmers State Bank)	4.01	8/7/2023	3,100,000	[a]	3,100,000
Iowa Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. H	4.45	8/1/2023	3,000,000	[a]	3,000,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Iowa - 1.3% (continued)
Louisa County, Revenue Bonds, Refunding (Midwest Power System Project)	4.10	8/7/2023	100,000	[a]	100,000
				6,200,000
Kansas - 1.5%
Olathe, GO, Ser.A	5.00	8/1/2023	7,500,000		7,500,000
Louisiana - 3.8%
Louisiana Gasoline & Fuels Tax, Revenue Bonds, Refunding (LOC; Toronto Dominion Bank) Ser. A1	4.53	8/1/2023	15,000,000	[a]	15,000,000
Louisiana Housing Corp., Revenue Bonds (Belmont Village Apartments Project)	4.08	8/7/2023	3,600,000	[a]	3,600,000
				18,600,000
Maryland - 4.2%
Howard County, GO, Refunding, Ser. A	5.00	8/15/2023	555,000		555,344
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) (LOC; TD Bank NA) Ser. D	4.53	8/1/2023	4,100,000	[a]	4,100,000
Montgomery County, CP	3.30	8/15/2023	10,000,000		9,996,343
Montgomery County, Revenue Bonds (Trinity Health Obligated Group)	3.50	9/1/2023	2,000,000		2,000,002
Tender Option Bond Trust Receipts (Series 2018-XG0213), (Maryland Stadium Authority, Revenue Bonds (Baltimore City Public Schools) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 5/1/2046	4.03	8/7/2023	4,080,000	[a,b,c]	4,080,000
				20,731,689
Massachusetts - .1%
Town of Ipswich, BAN, Refunding	3.50	8/11/2023	600,000		599,979
Michigan - 2.9%
Michigan Finance Authority, Revenue Bonds (Trinity Health Obligated Group) Ser. 1	3.50	9/1/2023	1,500,000		1,500,001
Michigan Strategic Fund, Revenue Bonds (The Kroger Company) (LOC; Scotia Bank)	4.02	8/7/2023	4,000,000	[a]	4,000,000
Michigan Strategic Fund, Revenue Bonds (Wedgwood Christian Services) (LOC; Bank of America NA)	4.00	8/7/2023	125,000	[a]	125,000
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	4.03	8/7/2023	4,865,000	[a,b,c]	4,865,000
Tender Option Bond Trust Receipts (Series 2018-ZF2716), (Michigan Housing Development Authority, Revenue Bonds (Liquidity Agreement; Morgan Stanley Bank)), Trust Maturity Date 10/1/2048	4.01	8/7/2023	3,615,000	[a,b,c]	3,615,000
				14,105,001
Mississippi - .5%
Mississippi Development Bank, Revenue Bonds (Jackson County)	4.45	8/1/2023	2,500,000	[a]	2,500,000
Missouri - 5.2%
Bridgeton Industrial Development Authority, Revenue Bonds (Stolze Printing Obligated Group) (LOC; Carrollton Bank)	4.15	8/7/2023	1,175,000	[a]	1,175,000
Kansas City, Revenue Bonds, Refunding (LOC; Sumitomo Mitsui Banking) Ser. E	4.15	8/7/2023	3,000,000	[a]	3,000,000
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	4.03	8/7/2023	19,500,000	[a,b]	19,500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 5.2% (continued)
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; Guaranty Bank)	4.14	8/7/2023	1,010,000	[a]	1,010,000
The St. Louis Missouri Industrial Development Authority, Revenue Bonds (Minerva Place Apartments)	4.03	8/7/2023	1,330,000	[a]	1,330,000
				26,015,000
Nebraska - 1.9%
Lincoln Nebraska Electric System, CP	3.25	9/14/2023	9,500,000		9,494,811
New Jersey - .2%
Phillipsburg, BAN	4.25	12/15/2023	1,035,000		1,037,688
Union County, BAN	5.00	1/23/2024	118,671		119,707
				1,157,395
New Mexico - .6%
Santa Fe Public School District, GO (Insured; State Aid Withholding)	5.00	8/1/2023	510,000		510,000
The University of New Mexico, Revenue Bonds	3.90	8/7/2023	300,000	[a]	300,000
The University of New Mexico, Revenue Bonds, Refunding, Ser. B	3.90	8/7/2023	1,140,000	[a]	1,140,000
The University of New Mexico, Revenue Bonds, Refunding, Ser. C	3.90	8/7/2023	1,130,000	[a]	1,130,000
				3,080,000
New York - 11.1%
New York City, GO, Refunding (LOC; TD Bank NA) Ser. I4	4.50	8/1/2023	5,215,000	[a]	5,215,000
New York City, GO, Refunding, Ser. A	5.00	8/1/2023	775,000		775,000
New York City, GO, Ser. A3	4.50	8/1/2023	17,000,000	[a]	17,000,000
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC	4.50	8/1/2023	16,600,000	[a]	16,600,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. A4	4.50	8/1/2023	1,700,000	[a]	1,700,000
Tender Option Bond Trust Receipts (Series 2022-XF1358), (Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels Sales Tax) (Liquidity Agreement; Toronto Dominion Bank NA) Ser. A), Trust Maturity Date 5/15/2062	4.02	8/7/2023	6,000,000	[a,b,c]	6,000,000
Tender Option Bond Trust Receipts (Series 2022-XF1359), (Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels Sales Tax) (Liquidity Agreement; Toronto Dominion Bank NA) Ser. A), Trust Maturity Date 5/15/2062	4.02	8/7/2023	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2022-XG0375), (New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA) Ser. A), Trust Maturity Date 5/1/2052	4.03	8/7/2023	2,665,000	[a,b,c]	2,665,000
				54,955,000
North Carolina - .0%
Lower Cape Fear Water and Sewer Authority, Revenue Bonds (Bladen Bluffs Project) (LOC; Cooperative Rabobank)	3.97	8/7/2023	120,000	[a]	120,000
North Dakota - .4%
Tender Option Bond Trust Receipts (Series 2023-XF1520), (North Dakota State Housing Finance Agency, Revenue Bonds (LOC; TD Bank NA) Ser. A), Trust Maturity Date 7/1/2043	4.03	8/7/2023	2,000,000	[a,b,c]	2,000,000

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 3.4%
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, Ser. B	4.45	8/1/2023	6,000,000	[a]	6,000,000
Tender Option Bond Trust Receipts (Series 2018-XG0206), (Cuyahoga County, COP (Convention Hotel Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2044	4.08	8/7/2023	8,255,000	[a,b,c]	8,255,000
Tender Option Bond Trust Receipts (Series 2023-XG0490), (University Hospitals Health Systems Obligated Group) Revenue Bonds, Refunding (LOC; Barclays Bank) (Liquidity Agreement; Barclays Bank) Ser. A, Trust Maturity Date 1/15/2050	4.02	8/7/2023	2,610,000	[a,b,c]	2,610,000
				16,865,000
Oregon - .0%
Oregon Housing & Community Services Department, Revenue Bonds (LOC; Sumitomo Mitsui Banking) Ser. E	3.95	8/7/2023	200,000	[a]	200,000
Pennsylvania - 1.3%
Commonwealth of Pennsylvania, GO, Ser. 2nd	5.00	9/15/2023	1,000,000		1,001,946
Tender Option Bond Trust Receipts (Series 2020-XM0887), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	4.18	8/7/2023	1,670,000	[a,b,c]	1,670,000
Tender Option Bond Trust Receipts (Series 2020-XM0888), (Geisinger Health System Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; JP Morgan Chase Bank NA) Ser. A), Trust Maturity Date 4/1/2028	4.18	8/7/2023	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2022-XF1346), (Central Bradford Progress Authority, Revenue Bonds, Refunding (Guthrie Clinic Issue) (Insured; Build America Mutual) (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 12/1/2044	4.03	8/7/2023	1,680,000	[a,b,c]	1,680,000
				6,351,946
Rhode Island - 1.0%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Roger Williams University) (LOC; U.S. BANK N.A.) Ser. B	3.85	8/7/2023	2,600,000	[a]	2,600,000
Tender Option Bond Trust Receipts (Series 2022-XM1045), (Rhode Island State Health & Education Building Corporation Public School, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada) Ser. F), Trust Maturity Date 5/15/2030	4.04	8/7/2023	2,500,000	[a,b,c]	2,500,000
				5,100,000
South Carolina - 6.1%
North Charleston, Tax Allocation Bonds	4.08	8/7/2023	1,615,000	[a]	1,615,000
South Carolina Housing Finance & Development Authority, Revenue Bonds (Franklin Square)	4.01	8/7/2023	8,040,000	[a]	8,040,000
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Brashier Charter Project) (LOC; Truist Bank)	4.03	8/7/2023	3,315,000	[a]	3,315,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2056	4.02	8/7/2023	17,355,000	[a,b,c]	17,355,000
				30,325,000
Tennessee - 3.4%
Johnson Health & Educational Facilities Board, Revenue Bonds (LOC; Truist Bank) Ser. C	3.97	8/7/2023	115,000	[a]	115,000
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Johnson Bible Collateral Project) (LOC; Home Federal Bank of TN)	4.00	8/7/2023	4,570,000	[a]	4,570,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 3.4% (continued)
The Sevier County Public Building Authority, Revenue Bonds (Insured; County Guaranteed) Ser. 6A1	4.05	8/7/2023	7,495,000	[a]	7,495,000
The Sevier County Public Building Authority, Revenue Bonds (LOC; Truist Bank) Ser. VB1	4.05	8/7/2023	4,870,000	[a]	4,870,000
				17,050,000
Texas - 11.6%
Coppell Independent School District, GO, Refunding, Ser. D	5.00	8/15/2023	2,000,000		2,001,150
Houston, CP	2.90	8/10/2023	6,000,000		5,998,589
Houston, CP	3.10	9/14/2023	10,000,000		9,994,542
Houston, CP	3.68	8/24/2023	5,000,000		4,999,653
Klein Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/1/2023	200,000		200,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.03	8/7/2023	5,000,000	[a]	5,000,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	4.03	8/7/2023	15,560,000	[a]	15,560,000
Mesquite Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	4.03	8/7/2023	4,605,000	[a]	4,605,000
Tarrant County College District, GO	5.00	8/15/2023	1,600,000		1,600,855
Tender Option Bond Trust Receipts (Series 2018-XM0698), (Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Liquidity Agreement; Credit Suisse)), Trust Maturity Date 8/15/2024	4.02	8/7/2023	4,585,000	[a,b,c]	4,585,000
Tender Option Bond Trust Receipts (Series 2022-XF1372), (Aubrey Independent School District, GO (Insured; Permanent School Fund Guarantee Program)), Trust Maturity Date 2/15/2047	4.02	8/7/2023	3,075,000	[a,b,c]	3,075,000
				57,619,789
Utah - .6%
Tender Option Bond Trust Receipts (Series 2022-XG0364), (Intermountain Power Agency, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA) Ser. A), Trust Maturity Date 7/1/2043	4.04	8/7/2023	3,000,000	[a,b,c]	3,000,000
Virginia - 3.9%
Fairfax County, GO, Refunding (Insured; State Aid Withholding) Ser. A	4.00	10/1/2023	1,000,000		1,001,089
Fairfax County Economic Development Authority, Revenue Bonds, Refunding (Mount Vernon Ladies Association Project) (LOC; Truist Bank)	4.03	8/7/2023	6,650,000	[a]	6,650,000
Loudoun County Economic Development Authority, Revenue Bonds (Jack Kent Cooke Foundation Project) (LOC; Northern Trust Company)	3.90	8/7/2023	3,025,000	[a]	3,025,000
Lynchburg Economic Development Authority, Revenue Bonds, Refunding (Centra Health Obligated Group) (LOC; Truist Bank) Ser. C	4.05	8/7/2023	7,720,000	[a]	7,720,000
Norfolk, GO, Refunding (Insured; State Aid Withholding)	5.00	8/1/2023	800,000		800,000
				19,196,089
Washington - 1.7%
Seattle Water System, Revenue Bonds, Refunding (Green Bond)	5.00	9/1/2023	330,000		330,425

Dreyfus Tax Exempt Cash Management (continued)
Short-Term Investments - 99.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Washington - 1.7% (continued)
Tender Option Bond Trust Receipts (Series 2023-XF1514), (Washington State Health Care Facilities Authority Revenue Bonds, Refunding (Providence St. Joseph Health) (Liquidity Agreement; Toronto Dominion Bank NA & LOC; Toronto Dominion Bank NA) Ser. C), Trust Maturity Date 10/1/2044	4.03	8/7/2023	8,025,000 [a,b,c]	8,025,000
			8,355,425
West Virginia - .2%
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Cabell Huntington Hospital Obligated Group) (LOC; Truist Bank) Ser. B	4.05	8/7/2023	1,140,000 [a]	1,140,000
Wisconsin - .6%
Lima, Revenue Bonds (Sharon S Richardson Project) (LOC; Federal Home Loan Bank)	3.99	8/7/2023	3,015,000 [a]	3,015,000
Total Investments (cost $495,410,875)			99.8%	495,398,555
Cash and Receivables (Net)			0.2%	1,055,607
Net Assets			100.0%	496,454,162

a The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to $161,865,000 or 32.6% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Development	14.2
General	13.2
Medical	12.0
General Obligation	9.2
Power	7.9
Education	7.6
School District	6.6
Government	6.2
Water	5.6
Multifamily Housing	5.3
Transportation	4.5
Utilities	2.5
Facilities	2.5
Single Family Housing	1.1
Pollution	.8
Nursing Homes	.6
99.8

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2023 (Unaudited)

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	104,730,005,959	††	3,759,338,146	44,171,315,437	††	48,459,441,301
Cash	6,299,683,129		-	143,154,909		-
Interest receivable	149,896,957		4,805,478	9,786,896		6,556,680
Receivable for shares of Beneficial Interest subscribed	39,040,446		1,711,766	40,154,900		76,513,461
Receivable for investment securities sold	-		-	-		1,795,780,003
Prepaid expenses	2,341,661		96,456	337,635		337,154
	111,220,968,152		3,765,951,846	44,364,749,777		50,338,628,599
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	24,212,956		819,624	8,616,035		10,138,072
Cash overdraft due to Custodian	-		3,741,846	-		52,050,542
Payable for shares of Beneficial Interest redeemed	34,799,713		2,067,339	3,017,823		36,696,610
Trustees’ fees and expenses payable	63,361		4,100	21,689		19,209
Payable for investment securities purchased	-		-	100,169,668		3,518,200,833
Other accrued expenses	685,350		65,503	175,684		171,026
	59,761,380		6,698,412	112,000,899		3,617,276,292
Net Assets ($)	111,161,206,772		3,759,253,434	44,252,748,878		46,721,352,307
Composition of Net Assets ($):
Paid-in capital	111,162,309,620		3,759,329,632	44,254,673,095		46,722,775,125
Total distributable earnings (loss)	(1,102,848)		(76,198)	(1,924,217)		(1,422,818)
Net Assets ($)	111,161,206,772		3,759,253,434	44,252,748,878		46,721,352,307
† Investments at cost ($)	104,730,005,959		3,759,338,146	44,171,315,437		48,459,441,301
†† Value of repurchase agreements—Note 1(b) ($)	75,174,000,000		-	36,875,000,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	82,462,029,044		2,980,280,027	36,495,008,463		35,855,453,974
Shares Outstanding	82,462,986,289		2,980,343,613	36,496,638,915		35,854,310,444
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	10,061,083,831		234,694,944	1,993,666,890		1,802,993,007
Shares Outstanding	10,061,132,935		234,698,139	1,993,745,444		1,802,940,354
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Administrative Shares
Net Assets ($)	2,582,946,278		255,093,556	2,457,022,411		3,594,188,829
Shares Outstanding	2,583,010,688		255,100,073	2,457,080,483		3,594,054,060
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Participant Shares
Net Assets ($)	2,296,313,260		289,184,907	2,790,790,628		2,872,377,901
Shares Outstanding	2,296,331,786		289,191,609	2,790,928,482		2,872,261,206
Net Asset Value Per Share ($)	1.00		1.00	1.00		1.00
Wealth Shares
Net Assets ($)	3,477,150,936		-	257,594,822		218,739,453
Shares Outstanding	3,477,175,983		-	257,602,639		218,722,276
Net Asset Value Per Share ($)	1.00		-	1.00		1.00
Service Shares
Net Assets ($)	5,326,234,056		-	258,665,664		2,377,599,143
Shares Outstanding	5,326,272,222		-	258,677,132		2,377,491,301
Net Asset Value Per Share ($)	1.00		-	1.00		1.00
BOLD® Shares
Net Assets ($)	4,955,449,367		-	-		-
Shares Outstanding	4,955,479,201		-	-		-
Net Asset Value Per Share ($)	1.00		-	-		-

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
Assets ($):
Investments in securities—See Statements of Investments†	6,784,884,995	††	495,398,555
Interest receivable	4,358,867		2,890,501
Receivable for shares of Beneficial Interest subscribed	1,861,554		779,999
Prepaid expenses	74,653		25,291
	6,791,180,069		499,094,346
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)	865,911		77,078
Cash overdraft due to Custodian	9,171,892		451,041
Payable for shares of Beneficial Interest redeemed	1,503,877		24,127
Trustees’ fees and expenses payable	7,139		447
Payable for investment securities purchased	-		2,034,601
Other accrued expenses	96,223		52,890
	11,645,042		2,640,184
Net Assets ($)	6,779,535,027		496,454,162
Composition of Net Assets ($):
Paid-in capital	6,780,844,302		496,448,133
Total distributable earnings (loss)	(1,309,275)		6,029
Net Assets ($)	6,779,535,027		496,454,162
† Investments at cost ($)	6,784,721,905		495,410,875
†† Value of repurchase agreements—Note 1(b) ($)	4,175,000,000		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	3,267,968,730		496,454,162
Shares Outstanding	3,264,824,842		496,515,818
Net Asset Value Per Share ($)	1.0010		0.9999
Investor Shares
Net Assets ($)	27,927,040		-
Shares Outstanding	27,902,088		-
Net Asset Value Per Share ($)	1.0009		-
Administrative Shares
Net Assets ($)	75,368,617		-
Shares Outstanding	75,295,122		-
Net Asset Value Per Share ($)	1.0010		-
Preferred Shares
Net Assets ($)	3,408,270,640		-
Shares Outstanding	3,405,101,237		-
Net Asset Value Per Share ($)	1.0009		-

See notes to financial statements.

STATEMENTS OF OPERATIONS
Six Months Ended July 31, 2023 (Unaudited)

	Dreyfus Government Cash Management	Dreyfus Government Securities Cash Management	Dreyfus Treasury Obligations Cash Management	Dreyfus Treasury Securities Cash Management
Investment Income ($):
Interest Income	2,986,205,752	94,397,194	1,162,299,005	1,014,431,698
Expenses:
Management fee—Note 2(a)	120,632,614	3,852,016	46,953,183	42,245,493
Shareholder servicing costs—Note 2(b,c)	24,723,046	790,839	7,730,057	10,097,418
Administrative service fees—Note 2(c)	15,694,047	221,353	2,707,275	8,638,558
Registration fees	1,569,811	75,949	224,843	205,122
Prospectus and shareholders’ reports	1,031,836	15,346	19,186	69,738
Custodian fees—Note 2(c)	958,009	35,549	451,721	289,501
Trustees’ fees and expenses—Note 2(d)	295,161	9,064	108,354	93,593
Professional fees	83,932	43,945	50,000	49,510
Chief Compliance Officer fees—Note 2(c)	13,742	13,742	13,742	13,742
Miscellaneous	570,445	79,048	198,843	200,656
Total Expenses	165,572,643	5,136,851	58,457,204	61,903,331
Less—reduction in expenses due to undertakings—Note 2(a)	(18,089,671)	(192,622)	(7,042,780)	(6,332,175)
Less—reduction in fees due to earnings credits—Note 2(c)	(10,087)	(634)	(3,603)	(2,961)
Net Expenses	147,472,885	4,943,595	51,410,821	55,568,195
Net Investment Income	2,838,732,867	89,453,599	1,110,888,184	958,863,503
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	135,162	(23,979)	25,375	(767,743)
Net Increase in Net Assets Resulting from Operations	2,838,868,029	89,429,620	1,110,913,559	958,095,760

See notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (continued)

	Dreyfus Cash Management	Dreyfus Tax Exempt Cash Management
Investment Income ($):
Interest Income	188,742,667	7,328,192
Expenses:
Management fee—Note 2(a)	3,798,831	456,308
Shareholder servicing costs—Note 2(b,c)	2,232,111	25,960
Custodian fees—Note 2(c)	77,081	14,146
Registration fees	55,948	23,570
Professional fees	45,606	45,742
Administrative service fees—Note 2(c)	17,989	-
Trustees’ fees and expenses—Note 2(d)	15,299	992
Chief Compliance Officer fees—Note 2(c)	13,742	13,742
Prospectus and shareholders’ reports	8,382	4,648
Miscellaneous	88,440	9,117
Total Expenses	6,353,429	594,225
Less—reduction in expenses due to undertakings—Note 2(a)	(1,169,477)	(138,311)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,767)	(14,587)
Net Expenses	5,182,185	441,327
Net Investment Income	183,560,482	6,886,865
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	-	180
Net change in unrealized appreciation (depreciation) on investments	60,516	(40,989)
Net Realized and Unrealized Gain (Loss) on Investments	60,516	(40,809)
Net Increase in Net Assets Resulting from Operations	183,620,998	6,846,056

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Government Cash Management		Dreyfus Government Securities Cash Management
	Six Months Ended July 31, 2023 (Unaudited)[a]	Year Ended January 31, 2023[b,c]	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Operations ($):
Net investment income	2,838,732,867	2,271,712,912	89,453,599	64,379,693
Net realized gain (loss) on investments	135,162	(979,989)	(23,979)	(38,979)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,838,868,029	2,270,732,923	89,429,620	64,340,714
Distributions ($):
Distributions to shareholders:
Institutional Shares	(2,265,729,787)	(1,922,797,177)	(71,129,042)	(50,720,439)
Investor Shares	(192,442,087)	(68,068,237)	(4,617,490)	(3,000,991)
Administrative Shares	(62,878,324)	(104,120,797)	(7,384,925)	(6,717,801)
Participant Shares	(44,660,815)	(27,835,750)	(6,326,718)	(3,937,958)
Wealth Shares	(63,797,486)	(34,331,160)	-	-
Service Shares	(102,889,287)	(59,997,178)	-	-
BOLD® Shares	(106,503,451)	(54,671,511)	-	-
Total Distributions	(2,838,901,237)	(2,271,821,810)	(89,458,175)	(64,377,189)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	333,895,630,952	607,322,450,362	4,098,372,065	7,520,600,470
Investor Shares	15,498,520,227	19,468,297,964	251,300,542	391,190,228
Administrative Shares	4,418,856,993	14,403,639,685	582,242,197	1,777,348,708
Participant Shares	5,385,415,297	7,011,017,659	283,006,768	733,686,065
Wealth Shares	2,967,343,051	4,074,893,435	-	-
Service Shares	4,885,867,372	8,711,558,827	-	-
BOLD® Shares	21,068,912,684	23,953,279,418	-	-
Distributions reinvested:
Institutional Shares	565,635,974	423,628,069	12,475,491	10,477,252
Investor Shares	159,290,142	49,852,003	1,244,612	845,814
Administrative Shares	41,940,837	86,386,617	5,806,116	5,161,191
Participant Shares	42,082,885	26,057,757	6,054,926	3,799,734
Wealth Shares	62,585,406	33,855,593	-	-
Service Shares	98,516,029	56,999,135	-	-
BOLD® Shares	4,116,047	1,548,847	-	-
Cost of shares redeemed:
Institutional Shares	(375,698,606,308)	(591,549,965,415)	(4,448,668,239)	(7,648,030,092)
Investor Shares	(12,657,335,465)	(16,174,884,701)	(218,197,348)	(362,467,201)
Administrative Shares	(4,749,868,017)	(16,928,230,569)	(629,031,369)	(2,164,451,067)
Participant Shares	(5,062,456,031)	(7,088,412,780)	(308,311,746)	(756,193,606)
Wealth Shares	(1,533,299,379)	(4,772,971,784)	-	-
Service Shares	(4,518,414,572)	(7,563,124,232)	-	-
BOLD® Shares	(19,685,636,146)	(20,386,741,649)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(34,810,902,022)	21,159,134,241	(363,705,985)	(488,032,504)
Total Increase (Decrease) in Net Assets	(34,810,935,230)	21,158,045,354	(363,734,540)	(488,068,979)
Net Assets ($):
Beginning of Period	145,972,142,002	124,814,096,648	4,122,987,974	4,611,056,953
End of Period	111,161,206,772	145,972,142,002	3,759,253,434	4,122,987,974

[a]	During the period ended July 31, 2023, 43,622 Service shares representing $43,622 were exchanged for 43,741 Wealth shares for Dreyfus Government Cash Management.
[b]	During the period ended January 31, 2023, 3,569,596,873 Administrative shares representing $3,570,395,172 were exchanged for 3,570,395,172 Investor shares for Dreyfus Government Cash Management.
[c]	On February 23, 2022, the fund commenced offering BOLD® Shares.
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Treasury Obligations Cash Management		Dreyfus Treasury Securities Cash Management
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)[a]	Year Ended January 31, 2023
Operations ($):
Net investment income	1,110,888,184	787,241,279	958,863,503	716,341,576
Net realized gain (loss) on investments	25,375	(2,314)	(767,743)	(814,727)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,110,913,559	787,238,965	958,095,760	715,526,849
Distributions ($):
Distributions to shareholders:
Institutional Shares	(946,005,048)	(683,637,733)	(748,596,198)	(563,286,085)
Investor Shares	(43,114,316)	(28,588,021)	(32,437,016)	(18,734,325)
Administrative Shares	(51,553,573)	(21,983,698)	(75,776,565)	(65,125,773)
Participant Shares	(60,406,976)	(46,709,922)	(49,440,874)	(37,549,237)
Wealth Shares	(5,215,738)	(3,245,158)	(4,755,290)	(3,819,219)
Service Shares	(4,592,533)	(3,231,051)	(47,850,114)	(27,871,192)
Total Distributions	(1,110,888,184)	(787,395,583)	(958,856,057)	(716,385,831)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	111,188,945,203	213,911,424,295	68,034,861,697	87,351,800,472
Investor Shares	7,922,606,072	4,853,728,426	2,876,332,817	4,129,577,877
Administrative Shares	2,785,075,957	3,580,365,765	7,843,182,679	15,450,591,248
Participant Shares	4,251,334,448	7,857,728,976	6,700,671,293	16,666,004,699
Wealth Shares	144,410,327	156,616,373	38,051,114	100,742,625
Service Shares	354,013,536	532,525,225	2,876,175,827	4,698,148,336
Distributions reinvested:
Institutional Shares	143,869,633	90,475,773	177,840,997	165,848,633
Investor Shares	21,998,591	12,661,652	10,925,184	6,948,752
Administrative Shares	45,802,627	17,546,341	63,656,796	52,191,880
Participant Shares	56,742,495	43,839,868	45,951,057	35,584,816
Wealth Shares	5,157,246	3,178,783	4,576,768	3,731,085
Service Shares	4,472,688	3,203,014	44,098,055	26,518,218
Cost of shares redeemed:
Institutional Shares	(114,759,451,688)	(197,268,374,693)	(63,927,588,220)	(89,663,733,805)
Investor Shares	(7,689,068,109)	(4,715,546,837)	(2,546,071,863)	(4,251,881,484)
Administrative Shares	(2,413,426,988)	(2,261,355,144)	(7,768,331,336)	(21,717,084,412)
Participant Shares	(4,668,092,770)	(7,426,054,708)	(6,187,806,115)	(19,189,198,695)
Wealth Shares	(89,380,877)	(171,481,752)	(40,776,432)	(421,798,779)
Service Shares	(394,528,770)	(527,167,979)	(2,855,031,195)	(4,305,698,049)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,089,520,379)	18,693,313,378	5,390,719,123	(10,861,706,583)
Total Increase (Decrease) in Net Assets	(3,089,495,004)	18,693,156,760	5,389,958,826	(10,862,565,565)
Net Assets ($):
Beginning of Period	47,342,243,882	28,649,087,122	41,331,393,481	52,193,959,046
End of Period	44,252,748,878	47,342,243,882	46,721,352,307	41,331,393,481

[a]	During the period ended July 31, 2023, 15,392 Service shares representing $15,392 were exchanged for 15,404 Wealth shares for Dreyfus Treasury Securities Cash Management.
See notes to financial statements.

	Dreyfus Cash Management		Dreyfus Tax Exempt Cash Management
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Operations ($):
Net investment income	183,560,482	165,126,570	6,886,865	5,663,682
Net realized gain (loss) on investments	-	1,835	180	-
Net change in unrealized appreciation (depreciation) on investments	60,516	1,025,344	(40,989)	34,668
Net Increase (Decrease) in Net Assets Resulting from Operations	183,620,998	166,153,749	6,846,056	5,698,350
Distributions ($):
Distributions to shareholders:
Institutional Shares	(94,525,776)	(86,453,939)	(6,886,295)	(5,650,478)
Investor Shares	(803,336)	(612,780)	-	-
Administrative Shares	(1,990,064)	(1,657,598)	-	-
Preferred Shares	(86,240,110)	(76,389,280)	-	-
Total Distributions	(183,559,286)	(165,113,597)	(6,886,295)	(5,650,478)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	15,513,454,695	33,425,298,431	712,264,379	2,190,679,518
Investor Shares	228,417,725	320,241,319		-
Administrative Shares	295,370,764	474,321,476	-	-
Preferred Shares	7,726,740,707	16,532,388,944	-	-
Distributions reinvested:
Institutional Shares	20,460,617	25,218,050	4,621,855	3,684,247
Investor Shares	101,314	50,203	-	-
Administrative Shares	55,530	9,893	-	-
Preferred Shares	85,500,327	75,929,890	-	-
Cost of shares redeemed:
Institutional Shares	(16,517,403,853)	(34,611,483,659)	(672,965,415)	(2,049,804,009)
Investor Shares	(238,624,544)	(334,387,101)	-	-
Administrative Shares	(315,586,389)	(504,543,498)	-	-
Preferred Shares	(8,145,936,853)	(15,617,245,433)	-	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,347,449,960)	(214,201,485)	43,920,819	144,559,756
Total Increase (Decrease) in Net Assets	(1,347,388,248)	(213,161,333)	43,880,580	144,607,628
Net Assets ($):
Beginning of Period	8,126,923,275	8,340,084,608	452,573,582	307,965,954
End of Period	6,779,535,027	8,126,923,275	496,454,162	452,573,582
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	15,499,132,345	33,400,598,829	712,333,720	2,190,913,910
Shares issued for distributions reinvested	20,441,734	25,195,632	4,622,318	3,684,603
Shares redeemed	(16,502,147,237)	(34,586,143,591)	(673,032,408)	(2,050,007,262)
Net Increase (Decrease) in Shares Outstanding	(982,573,158)	(1,160,349,130)	43,923,630	144,591,251
Investor Shares
Shares sold	228,213,911	320,023,270	-	-
Shares issued for distributions reinvested	101,224	50,161	-	-
Shares redeemed	(238,411,329)	(334,159,404)	-	-
Net Increase (Decrease) in Shares Outstanding	(10,096,194)	(14,085,973)	-	-
Administrative Shares
Shares sold	295,087,918	473,967,431	-	-
Shares issued for distributions reinvested	55,474	9,884	-	-
Shares redeemed	(315,284,573)	(504,170,957)	-	-
Net Increase (Decrease) in Shares Outstanding	(20,141,181)	(30,193,642)	-	-
Preferred Shares
Shares sold	7,719,792,893	16,520,495,237	-	-
Shares issued for distributions reinvested	85,423,447	75,863,217	-	-
Shares redeemed	(8,138,612,102)	(15,605,701,526)	-	-
Net Increase (Decrease) in Shares Outstanding	(333,395,762)	990,656,928	-	-

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the funds’ financial statements.

	Six Months Ended	Institutional Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.024	.019	.000[a]	.002	.020	.018
Distributions:
Dividends from net investment income	(.024)	(.019)	(.000)[a]	(.002)	(.020)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.40[b]	1.90	.03	.24	2.02	1.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.18[c]	.14	.04	.15	.16	.17
Ratio of net investment income to average net assets	4.77[c]	1.92	.03	.20	2.00	1.79
Net Assets, end of period ($ x 1,000)	82,462,029	123,699,383	107,504,150	82,115,918	52,217,126	51,959,429

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended	Investor Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.023	.017	.000[a]	.002	.018	.016
Distributions:
Dividends from net investment income	(.023)	(.017)	(.000)[a]	(.002)	(.018)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.27[b]	1.69	.03	.16	1.77	1.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[c]	.46	.45	.46	.46	.46
Ratio of net expenses to average net assets	.43[c]	.37	.03	.22	.41	.42
Ratio of net investment income to average net assets	4.56[c]	1.89	.03	.14	1.76	1.58
Net Assets, end of period ($ x 1,000)	10,061,084	7,060,619	3,717,395	2,957,837	3,230,590	2,727,098

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Administrative Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.023	.018	.000[a]	.002	.019	.017
Distributions:
Dividends from net investment income	(.023)	(.018)	(.000)[a]	(.002)	(.019)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.35[b]	1.82	.03	.19	1.92	1.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31[c]	.30	.31	.31	.31	.31
Ratio of net expenses to average net assets	.28[c]	.23	.04	.19	.26	.27
Ratio of net investment income to average net assets	4.68[c]	1.74	.03	.16	1.88	1.70
Net Assets, end of period ($ x 1,000)	2,582,946	2,872,019	5,310,286	2,927,070	2,106,473	1,787,604

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended	Participant Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.022	.016	.000[a]	.001	.016	.014
Distributions:
Dividends from net investment income	(.022)	(.016)	(.000)[a]	(.001)	(.016)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.20[b]	1.58	.03	.14	1.62	1.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.60	.61	.61	.62	.61
Ratio of net expenses to average net assets	.58[c]	.46	.04	.26	.57	.57
Ratio of net investment income to average net assets	4.40[c]	1.52	.03	.13	1.32	1.41
Net Assets, end of period ($ x 1,000)	2,296,313	1,931,271	1,982,627	1,482,523	1,491,277	92,963

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Wealth Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Cash Management	(Unaudited)	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.023	.017	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.023)	(.017)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	2.27[c]	1.69	.03	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[e]	.46	.47	.55[e]
Ratio of net expenses to average net assets	.43[e]	.35	.05	.19[e]
Ratio of net investment income to average net assets	4.56[e]	1.52	.03	.02[e]
Net Assets, end of period ($ x 1,000)	3,477,151	1,980,525	2,644,768	1,226

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Six Months Ended	Service Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Cash Management	(Unaudited)	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.020	.013	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.020)	(.013)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	1.99[c]	1.29	.03	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[e]	1.01	1.02	1.07[e]
Ratio of net expenses to average net assets	.98[e]	.77	.05	.13[e]
Ratio of net investment income to average net assets	3.99[e]	1.32	.03	.01[e]
Net Assets, end of period ($ x 1,000)	5,326,234	4,860,265	3,654,871	48

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	BOLD® Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Cash Management	(Unaudited)	2023[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Net investment income	.024	.019
Distributions:
Dividends from net investment income	(.024)	(.019)
Net asset value, end of period	1.00	1.00
Total Return (%)[b]	2.40[b]	1.90[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assetsc	.21[c]	.22[c]
Ratio of net expenses to average net assets[c]	.18[c]	.16[c]
Ratio of net investment income to average net assets[c]	4.80[c]	2.51[c]
Net Assets, end of period ($ x 1,000)	4,955,449	3,568,061

a On February 23, 2022, the fund commenced offering BOLD® shares.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended	Institutional Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Securities Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.023	.018	.000[a]	.003	.019	.018
Distributions:
Dividends from net investment income	(.023)	(.018)	(.000)[a]	(.003)	(.019)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.35[b]	1.79	.01	.25	1.94	1.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.22	.22
Ratio of net expenses to average net assets	.20[c]	.19	.06	.20	.22	.21
Ratio of net investment income to average net assets	4.70[c]	1.80	.01	.23	1.96	1.76
Net Assets, end of period ($ x 1,000)	2,980,280	3,318,127	3,435,107	3,211,177	3,245,834	4,142,111

a Amount represents less than $.001 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Investor Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Securities Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.022	.016	.000[a]	.002	.017	.015
Distributions:
Dividends from net investment income	(.022)	(.016)	(.000)[a]	(.002)	(.017)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.23[b]	1.59	.01	.16	1.69	1.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47[c]	.46	.46	.46	.47	.47
Ratio of net expenses to average net assets	.46[c]	.39	.05	.29	.47	.46
Ratio of net investment income to average net assets	4.46[c]	1.68	.00[d]	.16	1.68	1.52
Net Assets, end of period ($ x 1,000)	234,695	200,348	170,780	321,743	428,964	443,941

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended	Administrative Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Securities Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.023	.017	.000[a]	.002	.018	.017
Distributions:
Dividends from net investment income	(.023)	(.017)	(.000)[a]	(.002)	(.018)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.30[b]	1.71	.01	.20	1.85	1.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31[c]	.31	.31	.31	.32	.32
Ratio of net expenses to average net assets	.30[c]	.27	.06	.25	.32	.31
Ratio of net investment income to average net assets	4.58[c]	1.35	.01	.15	1.79	1.68
Net Assets, end of period ($ x 1,000)	255,094	296,075	678,022	525,656	611,072	387,132

a Amount represents less than $.001 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Participant Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Government Securities Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.021	.015	.000[a]	.001	.015	.014
Distributions:
Dividends from net investment income	(.021)	(.015)	(.000)[a]	(.001)	(.015)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.15[b]	1.48	.01	.13	1.54	1.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.61	.62	.62
Ratio of net expenses to average net assets	.60[c]	.49	.06	.31	.62	.61
Ratio of net investment income to average net assets	4.29[c]	1.42	.00[d]	.14	1.48	1.37
Net Assets, end of period ($ x 1,000)	289,185	308,438	327,148	378,134	416,833	289,236

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

	Six Months Ended	Institutional Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.024	.019	.000[a]	.002	.020	.018
Distributions:
Dividends from net investment income	(.024)	(.019)	(.000)[a]	(.002)	(.020)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.39[b]	1.92	.01	.22	1.99	1.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.18[c]	.17	.05	.16	.18	.18
Ratio of net investment income to average net assets	4.78[c]	2.20	.01	.19	1.97	1.83
Net Assets, end of period ($ x 1,000)	36,495,008	39,921,624	23,188,297	22,701,392	14,900,109	15,314,155

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Investor Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.023	.017	.000[a]	.001	.017	.016
Distributions:
Dividends from net investment income	(.023)	(.017)	(.000)[a]	(.001)	(.017)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.27[b]	1.71	.01	.15	1.73	1.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[c]	.45	.45	.46	.46	.46
Ratio of net expenses to average net assets	.42[c]	.38	.05	.24	.43	.43
Ratio of net investment income to average net assets	4.53[c]	1.79	.01	.15	1.71	1.55
Net Assets, end of period ($ x 1,000)	1,993,667	1,738,130	1,587,270	1,472,827	1,702,388	1,824,737

a Amount represents less than $.001 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended	Administrative Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.023	.018	.000[a]	.002	.019	.017
Distributions:
Dividends from net investment income	(.023)	(.018)	(.000)[a]	(.002)	(.019)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.34[b]	1.83	.01	.18	1.89	1.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31[c]	.31	.30	.31	.31	.31
Ratio of net expenses to average net assets	.28[c]	.27	.05	.21	.28	.28
Ratio of net investment income to average net assets	4.66[c]	2.23	.01	.16	1.86	1.75
Net Assets, end of period ($ x 1,000)	2,457,022	2,039,571	703,028	671,622	677,032	704,333

a Amount represents less than $.001 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Participant Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.022	.016	.000[a]	.001	.016	.014
Distributions:
Dividends from net investment income	(.022)	(.016)	(.000)[a]	(.001)	(.016)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.19[b]	1.59	.01	.13	1.58	1.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60[c]	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.57[c]	.49	.05	.26	.58	.58
Ratio of net investment income to average net assets	4.37[c]	1.63	.01	.11	1.52	1.41
Net Assets, end of period ($ x 1,000)	2,790,791	3,150,804	2,675,261	2,472,367	2,077,167	1,170,243

a Amount represents less than $.001 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended	Wealth Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	(Unaudited)	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.023	.017	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.023)	(.017)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	2.27[c]	1.71	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[e]	.45	.47	.64[e]
Ratio of net expenses to average net assets	.43[e]	.37	.06	.11[e]
Ratio of net investment income to average net assets	4.55[e]	1.58	.01	.01[e]
Net Assets, end of period ($ x 1,000)	257,595	197,408	209,090	6,872

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Service Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Obligations Cash Management	(Unaudited)	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.020	.013	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.020)	(.013)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	1.99[c]	1.31	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[e]	1.00	1.02	1.07[e]
Ratio of net expenses to average net assets	.97[e]	.79	.07	.11[e]
Ratio of net investment income to average net assets	3.98[e]	1.71	.01	.02[e]
Net Assets, end of period ($ x 1,000)	258,666	294,707	286,142	40

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Six Months Ended	Institutional Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.023	.018	.000[a]	.002	.019	.018
Distributions:
Dividends from net investment income	(.023)	(.018)	(.000)[a]	(.002)	(.019)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.32[b]	1.77	.01	.24	1.96	1.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.18[c]	.17	.05	.17	.19	.20
Ratio of net investment income to average net assets	4.62[c]	1.78	.01	.21	1.93	1.75
Net Assets, end of period ($ x 1,000)	35,855,454	31,570,972	33,717,357	29,170,141	24,169,621	23,505,647

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Investor Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.022	.015	.000[a]	.002	.017	.015
Distributions:
Dividends from net investment income	(.022)	(.015)	(.000)[a]	(.002)	(.017)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.19[b]	1.56	.01	.16	1.70	1.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45[c]	.45	.45	.46	.46	.46
Ratio of net expenses to average net assets	.42[c]	.37	.05	.24	.44	.45
Ratio of net investment income to average net assets	4.46[c]	1.40	.01	.15	1.74	1.51
Net Assets, end of period ($ x 1,000)	1,802,993	1,461,809	1,577,212	1,457,957	1,128,928	1,746,213

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended	Administrative Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.022	.017	.000[a]	.002	.018	.017
Distributions:
Dividends from net investment income	(.022)	(.017)	(.000)[a]	(.002)	(.018)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.27[b]	1.68	.01	.20	1.86	1.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.30[c]	.30	.31	.31	.31	.31
Ratio of net expenses to average net assets	.27[c]	.25	.06	.21	.29	.30
Ratio of net investment income to average net assets	4.52[c]	1.08	.01	.15	1.84	1.67
Net Assets, end of period ($ x 1,000)	3,594,189	3,455,742	9,670,384	4,371,849	2,364,299	2,454,059

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Participant Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.021	.014	.000[a]	.001	.015	.014
Distributions:
Dividends from net investment income	(.021)	(.014)	(.000)[a]	(.001)	(.015)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.11[b]	1.45	.01	.14	1.55	1.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60[c]	.60	.60	.61	.61	.61
Ratio of net expenses to average net assets	.57[c]	.46	.05	.27	.59	.60
Ratio of net investment income to average net assets	4.26[c]	1.11	.01	.13	1.47	1.36
Net Assets, end of period ($ x 1,000)	2,872,378	2,313,589	4,801,362	3,663,480	3,153,603	2,052,791

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended	Wealth Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	(Unaudited)	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.022	.015	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.022)	(.015)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	2.18[c]	1.55	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.48[e]	.47	.48	.53[e]
Ratio of net expenses to average net assets	.45[e]	.37	.06	.13[e]
Ratio of net investment income to average net assets	4.36[e]	1.06	.01	.01[e]
Net Assets, end of period ($ x 1,000)	218,739	216,893	534,237	65

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Service Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Treasury Securities Cash Management	(Unaudited)	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.019	.012	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.019)	(.012)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	1.91[c]	1.17	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[e]	1.01	1.02	1.06[e]
Ratio of net expenses to average net assets	.97[e]	.79	.06	.12[e]
Ratio of net investment income to average net assets	3.82[e]	1.23	.01	.01[e]
Net Assets, end of period ($ x 1,000)	2,377,599	2,312,388	1,893,407	40

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Six Months Ended	Institutional Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.0009	1.0008	1.0011	1.0005	1.0002	.9999
Investment Operations:
Net investment income[a]	.0251	.0188	.0004	.0050	.0229	.0216
Net realized and unrealized gain (loss) on investments	(.0011)	.0013	(.0003)	(.0004)	(.0005)[b]	(.0003)
Total From Investment Operations	.0240	.0201	.0001	.0046	.0224	.0213
Distributions:
Dividends from net investment income	(.0239)	(.0200)	(.0004)	(.0040)	(.0221)	(.0210)
Dividends from net realized gain on investments	-	-	(.0000)[c]	-	-	-
Total Distributions	(.0239)	(.0200)	(.0004)	(.0040)	(.0221)	(.0210)
Net asset value, end of period	1.0010	1.0009	1.0008	1.0011	1.0005	1.0002
Total Return (%)	2.42[d]	2.03	.02	.47	2.27	2.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[e]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.16[e]	.13	.10	.11	.11	.09
Ratio of net investment income to average net assets	4.80[e]	1.88	.04	.50	2.22	2.13
Net Assets, end of period ($ x 1,000)	3,267,969	4,251,425	5,412,181	4,906,825	10,233,582	9,526,673

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Investor Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.0009	1.0008	1.0011	1.0005	1.0002	1.0000
Investment Operations:
Net investment income[a]	.0229	.0157	.0001	.0017	.0196	.0188
Net realized and unrealized gain (loss) on investments	(.0006)	.0019	(.0003)	.0012[b]	.0004	(.0001)
Total From Investment Operations	.0223	.0176	(.0002)	.0029	.0200	.0187
Distributions:
Dividends from net investment income	(.0223)	(.0175)	(.0001)	(.0023)	(.0197)	(.0185)
Dividends from net realized gain on investments	-	-	(.0000)[c]	-	-	-
Total Distributions	(.0223)	(.0175)	(.0001)	(.0023)	(.0197)	(.0185)
Net asset value, end of period	1.0009	1.0009	1.0008	1.0011	1.0005	1.0002
Total Return (%)	2.25[d]	1.78	(.01)	.29	2.01	1.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53[e]	.50	.46	.46	.46	.46
Ratio of net expenses to average net assets	.48[e]	.38	.14	.28	.36	.34
Ratio of net investment income to average net assets	4.47[e]	1.57	.01	.17	1.91	1.80
Net Assets, end of period ($ x 1,000)	27,927	38,032	52,125	201,650	171,215	101,165

a Based on average shares outstanding.

b In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended	Administrative Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Cash Management	(Unaudited)	2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	1.0010	1.0009	1.0011	1.0005	1.0002	1.0000
Investment Operations:
Net investment income[a]	.0233	.0189	.0001	.0034	.0225	.0225
Net realized and unrealized gain (loss) on investments	.0000[b,c]	.0002	(.0002)	.0004[c]	(.0010)[c]	(.0023)
Total From Investment Operations	.0233	.0191	(.0001)	.0038	.0215	.0202
Distributions:
Dividends from net investment income	(.0233)	(.0190)	(.0001)	(.0032)	(.0212)	(.0200)
Dividends from net realized gain on investments	-	-	(.0000)[b]	-	-	-
Total Distributions	(.0233)	(.0190)	(.0001)	(.0032)	(.0212)	(.0200)
Net asset value, end of period	1.0010	1.0010	1.0009	1.0011	1.0005	1.0002
Total Return (%)	2.35[d]	1.93	.00[e]	.38	2.17	2.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.34[f]	.32	.31	.31	.31	.31
Ratio of net expenses to average net assets	.29[f]	.24	.14	.20	.21	.19
Ratio of net investment income to average net assets	4.68[f]	1.90	.01	.32	2.15	2.03
Net Assets, end of period ($ x 1,000)	75,369	95,528	125,739	56,995	77,564	104,888

a Based on average shares outstanding.

b Amount represents less than $.0001 per shares.

c In addition to net realized and unrealized gains(losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Not annualized.

e Amount represents less than .01%.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended	Preferred Shares
	July 31, 2023	Year Ended January 31,
Dreyfus Cash Management	(Unaudited)	2023	2022[a]
Per Share Data ($):
Net asset value, beginning of period	1.0009	1.0008	1.0000
Investment Operations:
Net investment income[b]	.0256	.0222	.0003
Net realized and unrealized gain (loss) on investments	(.0014)	(.0018)	0008
Total From Investment Operations	.0242	.0204	.0011
Distributions:
Dividends from net investment income	(.0242)	(.0203)	(.0003)
Dividends from net realized gain on investments	-	-	(.0000)[c]
Total Distributions	(.0242)	(.0203)	(.0003)
Net asset value, end of period	1.0009	1.0009	1.0008
Total Return (%)	2.45[d]	2.06	.02[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11[e]	.11	.12[e]
Ratio of net expenses to average net assets	.10[e]	.10	.10[e]
Ratio of net investment income to average net assets	4.87[e]	2.22	.04[e]
Net Assets, end of period ($ x 1,000)	3,408,271	3,741,939	2,750,039

a On May 4, 2021, the fund commenced offering Preferred shares.

b Based on average shares outstanding.

c Amount represents less than $.0001 per shares.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended		Institutional Shares
	July 31, 2023		Year Ended January 31,
Dreyfus Tax Exempt Cash Management	(Unaudited)		2023	2022	[a]	2021		2020		2019
Per Share Data ($):
Net asset value, beginning of period	1.0000		.9999	.9999		1.0001		1.0000		1.0000
Investment Operations:
Net investment income[b]	.0150		.0137	.0001		.0039		.0133		.0122
Net realized and unrealized gain (loss) on investments	(.0001)		(.0014)	.0000	[c]	(.0007)	[d]	(.0005)	[d]	.0003
Total from Investment Operations	.0149		.0123	.0001		.0032		(.0128)		.0125
Distributions:
Dividends from net investment income	(.0150)		(.0122)	(.0001)		(.0034)		(.0127)		(.0125)
Net asset value, end of period	.9999		1.0000	.9999		.9999		1.0001		1.0000
Total Return (%)	1.50	[e]	1.23	.01		.32		1.29		1.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26	[f]	.26	.27		.25		.26		.27
Ratio of net expenses to average net assets	.19	[f]	.19	.08		.17		.20		.21
Ratio of net investment income to average net assets	3.02	[f]	1.37	.01		.38		1.28		1.23
Net Assets, end of period ($ x 1,000)	496,454		452,574	307,966		383,770		496,302		621,665

a On February 1, 2021, Investor shares were converted to Institutional shares.

b Based on average shares outstanding.

c Amount represents less than $.0001 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

e Not annualized.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management (each, a “fund” and collectively, the “funds”) are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds and Dreyfus Tax Exempt Cash Management is the sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Tax Exempt Cash Management investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. Each fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), each fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

On June 20, 2023, SPARKSM Shares for Dreyfus Government Cash Management were authorized by the fund but had not commence initial offering until the August 15, 2023.

Effective September 1, 2023, the Adviser has engaged its affiliate, Dreyfus, to serve as the funds’ sub-investment adviser. Dreyfus is a division of Mellon Investments Corporation, a registered investment adviser and an indirect wholly-owned subsidiary of BNY Mellon, with its principal office located at One Boston Place, 15th Floor, Boston, MA 02108.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the following classes of shares: Dreyfus Government Cash Management: Institutional, Investor, Administrative, Participant, Wealth, Service, BOLD® and SPARKSM. Dreyfus Government Securities Cash Management: Institutional, Investor, Administrative and Participant. Dreyfus Treasury Obligations Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Treasury Securities Cash Management: Institutional, Investor, Administrative, Participant, Wealth and Service. Dreyfus Cash Management: Institutional, Investor, Administrative and Preferred. Dreyfus Tax Exempt Cash Management: Institutional. Institutional, Investor, Administrative, Participant, Wealth and Service shares class of the funds are subject to a Shareholder Services Plan, and the Participant, Investor and Service shares of the funds are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management each operate as a “government money market fund” as that term is defined in Rule 2a-7 under the Act (a “Government Fund”). It is the policy of each Government Fund to maintain a constant NAV of $1.00 per share, and each Government Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Government Fund will be able to maintain a constant NAV of $1.00 per share. Government Funds are not subject to liquidity fees or temporary suspensions of redemptions due to declines in the funds’ weekly liquid assets.

Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management each operate as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”). Each Institutional Fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if each fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

Government Funds: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”).

Institutional Funds: The Board has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in money market securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Money Market investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of money market securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2023, all of the securities in each fund were considered Level 2 within the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Each relevant fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of each fund by the tri-party administrator with respect to any tri-party agreement. Each fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Floating Net Asset Value Risk: An Institutional Fund does not maintain a stable net asset value per share. The net asset value of each relevant fund’s shares will be calculated to four decimal places and will “float”, meaning the net asset value will fluctuate with changes in the values of each relevant fund’s portfolio securities. You could lose money by investing in the fund.

U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each relevant fund does not apply to the market value of such security or to shares of the fund itself.

Repurchase Agreement Counterparty Risk: Each relevant fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

Municipal Securities Risk: Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of each relevant fund’s investments in municipal securities.

(d) Dividends and distributions to shareholders: It is the policy of each fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management, to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended July 31, 2023, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2023, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to January 31, 2023.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended January 31, 2023. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2023, the cost of investments for federal income tax purposes for each relevant fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 1—Capital Loss Carryover
	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
Dreyfus Government Cash Management	1,418,490	2	1,418,492
Dreyfus Government Securities Cash Management	52,219	-	52,219
Dreyfus Treasury Obligations Cash Management	1,806,313	143,279	1,949,592
Dreyfus Treasury Securities Cash Management	809,491	-	809,491
Dreyfus Cash Management	1,466,143	-	1,466,143

† These capital losses can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Table 2—Tax Character of Distributions Paid
	2023
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Government Cash Management	-	2,271,821,810	-
Dreyfus Government Securities Cash Management	-	64,377,189	-
Dreyfus Treasury Obligations Cash Management	-	787,395,583	-
Dreyfus Treasury Securities Cash Management	-	716,385,831	-
Dreyfus Cash Management	-	165,113,597	-
Dreyfus Tax Exempt Cash Management	5,646,083	-	4,395

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements (the “Agreements”) with the Adviser, the management fee of each fund except for Dreyfus Cash Management is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. Dreyfus Cash Management fee is computed at an annual rate of .10% of the value of the fund’s average daily nets assets and is payable monthly. For each fund except for Dreyfus Treasury Securities Cash Management, the Agreements provide that if in any full fiscal year the aggregate expenses, (excluding taxes, brokerage fees and extraordinary expenses) exceed 1½% of the value of each fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1½%. During the period ended July 31, 2023, there were no reimbursements pursuant to the Agreements.

For Dreyfus Government Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets. On or after June 1, 2024, the Adviser may terminate this waiver agreement at any time.

For Dreyfus Government Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth, Service and BOLD® shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .62%, 1.01% and .18%, respectively, of the value of applicable share class’ average daily net assets. To the extent that it is necessary the Adviser, to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after June 1, 2024, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Government Securities Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. On or after June 1, 2024, the Adviser may terminate this waiver agreement at any time.

For Dreyfus Treasury Obligations Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .47% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. To the extent that it is necessary the Adviser, to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after June 1, 2024, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Treasury Securities Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth and Service shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed ..47% and 1.01%, respectively, of the value of applicable share class’ average daily net assets. To the extent that it is necessary the Adviser, to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after June 1,

2024, the Adviser may terminate this expense limitation agreement at any time.

For Dreyfus Cash Management, the Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Preferred shares from February 1, 2023 through June 1, 2024 so that the direct expenses of Preferred shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .10% of the value of the fund’s Preferred shares average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund.

For Dreyfus Cash Management, the Adviser has agreed to waive receipt of its fee and/or assume the expenses of the fund to the extent necessary to reduce the direct expenses of the fund’s Institutional, Investor and Administrative shares by .04%. of the value of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its service fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time.

For Dreyfus Tax Exempt Cash Management, the Adviser has contractually agreed, from February 1, 2023 through June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund’s Institutional shares so that the direct expenses of the fund’s Institutional shares (excluding taxes, brokerage commisions and extraordinary expenses) do not exceed .20% of the value of the fund’s average daily net assets. On or after June 1, 2024, the Adviser may terminate the expense limitation agreement at any time.

Table 3 summarizes the reduction in expenses for each relevant fund, pursuant to these undertakings, during the period ended July 31, 2023.

Table 3—Fee Waivers ($)

Dreyfus Government Cash Management	18,089,671
Dreyfus Government Securities Cash Management	196,622
Dreyfus Treasury Obligations Cash Management	7,042,780
Dreyfus Treasury Securities Cash Management	6,332,175
Dreyfus Cash Management	1,169,477
Dreyfus Tax Exempt Cash Management	138,311

(b) Under each fund’s Compensation Shareholder Services Plan, with respect to each fund’s applicable Institutional, Investor, Administrative, Participant, Wealth and Service shares, each fund pays the Distributor for providing certain services to shareholders of these classes. Investor, Administrative, Participant, Wealth and Service shares pay the Distributor at annual rates of .25%, .10%, .25%, .25% and .25%, respectively, of the value of the applicable share class’ average daily net assets. Dreyfus Cash Management’s Institutional shares pay the Distributor at annual rate of .10% of the value of Dreyfus Cash Management Institutional shares average daily net assets and with respect to Administrative shares the annual rate of .20% of value of Dreyfus Cash Management Administrative shares average daily net assets. Service may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan as to each class, the Distributor may make payments to Service Agents with respect to these services. Table 4 summarizes the amount each relevant fund was charged pursuant to the Compensation Shareholder Services Plan during the period ended July 31, 2023.

Table 4—Compensation Shareholder Services Plan Fees

	Institutional Shares ($)	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Wealth Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	10,543,965	1,344,316	2,539,464	3,494,777	6,441,077
Dreyfus Government Securities Cash Management	-	258,808	161,171	368,921	-	-
Dreyfus Treasury Obligations Cash Management	-	2,378,393	1,105,634	3,454,012	286,762	288,577
Dreyfus Treasury Securities Cash Management	-	1,844,286	1,675,532	2,904,288	272,883	3,134,539
Dreyfus Cash Management	1,967,360	44,972	85,043	-	-	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each fund has adopted a Reimbursement Shareholder Services Plan with respect to its Institutional shares. Institutional shares of each fund reimburse the Distributor at an amount not to exceed an annual rate of .25% and Dreyfus Cash Management’s Institutional reimburse the Distributor at an amount not to exceed an annual rate of .05%, of the value of Institutional shares average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of each fund, and services related to the maintenance of shareholder accounts. Table 5 summarizes the amount each relevant fund’s Institutional shares were charged pursuant to the Reimbursement Shareholder Services Plan during the period ended July 31, 2023.

Table 5—Reimbursement Shareholder Services Plan Fees ($)

Dreyfus Government Cash Management	265,912
Dreyfus Treasury Obligations Cash Management	159,193
Dreyfus Treasury Securities Cash Management	219,526
Dreyfus Cash Management	70,110
Dreyfus Tax Exempt Cash Management	24,701

(c) Under each fund’s Administrative Services Plan, with respect to each fund’s applicable Participant and Service shares and Dreyfus Cash Management Investor shares, each fund will pay the Distributor for the provision of certain types of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate) pursuant to the Administrative Services Plan. Participant and Service shares pays the Distributor at an annual rate of .15% and .55%, respectively, of the value of the applicable shares class’ average daily net assets. Dreyfus Cash Management Investor shares pays the Distributor at an annual rate of .10% of the value of the Dreyfus Cash Management Investor shares average daily net assets. These services include for Participant shares, at a minimum: client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; fund statistical reporting; and blue sky support. These services include for Service shares, at a minimum: providing beneficial owners with statements showing their position in the fund; mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; disbursing income dividends and capital gain distributions; transmitting wires; processing (i.e., aggregating) purchase and redemption transactions; preparing and delivering to beneficial owners, and state and federal authorities, including the IRS and the SEC, such information respecting dividends and distributions paid by the fund as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; trade reconciliation; maintaining fund data on platform; and blue sky support. Under the Administrative Service Plan, the Distributor may make payments to certain Service Agent in respect of these services. Table 6 summarizes the amount each relevant fund was charged pursuant to the Administrative Services Plan during the period ended July 31, 2023.

Table 6—Administrative Services Plan Fees
	Investor Shares ($)	Participant Shares ($)	Service Shares ($)
Dreyfus Government Cash Management	-	1,523,678	14,170,369
Dreyfus Government Securities Cash Management	-	221,353	-
Dreyfus Treasury Obligations Cash Management	-	2,072,407	634,868
Dreyfus Treasury Securities Cash Management	-	1,742,573	6,895,985
Dreyfus Cash Management	17,989	-	-

The funds have an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the funds include net earnings credits, if any, as shareholder servicing costs in the Statements of Operations.

Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management each has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury Obligations Cash Management, Dreyfus Treasury Securities Cash Management and Dreyfus Cash Management will receive interest income or be charged overdraft fees when positive cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

Dreyfus Tax Exempt Cash Management has an arrangement with the Custodian to receive earnings credits when positive cash balances are maintained, which were used to offset custody fees. For financial reporting purposes, the funds include net earnings credits, if any, as expense offsets in the Statements of Operations.

Each fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services inclusive of earnings credits, if any, for the funds. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2023, which is included in Shareholder servicing costs in the Statements of Operations. These fees were offset by earnings credits for each relevant fund, also summarized in Table 7.

Each fund compensates the Custodian, under a custody agreement, for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 8 summarizes the amount each fund was charged during the period ended July 31, 2023 pursuant to the custody agreement. These fees were offset by earnings credits for each relevant fund, also summarized in Table 8.

Table 7—Transfer Agent Fees
	Transfer Agent Fees ($)	Earnings Credits ($)
Dreyfus Government Cash Management	43,246	(10,087)
Dreyfus Government Securities Cash Management	1,476	(634)
Dreyfus Treasury Obligations Cash Management	11,255	(3,603)
Dreyfus Treasury Securities Cash Management	29,278	(2,961)
Dreyfus Cash Management	48,771	(1,767)
Dreyfus Tax Exempt Cash Management	900	(441)

Table 8—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Government Cash Management	958,009	-
Dreyfus Government Securities Cash Management	35,549	-
Dreyfus Treasury Obligations Cash Management	451,721	-
Dreyfus Treasury Securities Cash Management	289,501	-
Dreyfus Cash Management	77,081	-
Dreyfus Tax Exempt Cash Management	14,146	(14,146)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each relevant fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the funds’ check writing privilege. Table 9 summarizes the amount each fund was charged during the period ended July 31, 2023 pursuant to the agreement, which is included in Shareholder servicing costs in the Statements of Operations.

Table 9—BNY Mellon Cash Management Fees ($)

Dreyfus Government Cash Management	1,979
Dreyfus Treasury Obligations Cash Management	81
Dreyfus Treasury Securities Cash Management	1,843

During the period ended July 31, 2023, each fund was charged $13,742 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.

Table 10 summarizes the components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statements of Assets and Liabilities for each fund.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 11 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended July 31, 2023.

Table 12 summarizes gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for relevant each fund at July 31, 2023.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Table 10—Due to BNY Mellon Investment Adviser, Inc. and Affiliates
	Management Fees ($)	Shareholder Services Plans Fees ($)	Administrative Services Plan Fees ($)	Custodian Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agent Fees ($)	Less Expense Reimbursement ($)
Dreyfus Government Cash Management	18,720,390	4,642,661	2,808,570	753,738	9,848	13,359	(2,735,610)
Dreyfus Government Securities Cash Management	644,639	132,983	36,931	26,937	9,848	493	(32,207)
Dreyfus Treasury Obligations Cash Management	7,618,934	1,345,013	481,267	300,545	9,848	3,374	(1,142,946)
Dreyfus Treasury Securities Cash Management	7,696,855	1,802,800	1,484,694	284,938	9,848	9,987	(1,151,050)
Dreyfus Cash Management	622,346	334,018	2,324	66,521	9,848	16,220	(185,366)
Dreyfus Tax Exempt Cash Management	81,244	-	-	3,212	9,848	308	(17,534)

Table 11—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus Tax Exempt Cash Management	180,375,000	68,200,000

Table 12—Accumulated Net Unrealized Appreciation (Depreciation)
	Gross Appreciation ($)	Gross Depreciation ($)	Net ($)
Dreyfus Cash Management	232,182	(69,092)	163,090
Dreyfus Tax-Exempt Cash Management	4,732	(17,052)	(12,320)

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT AND THE APPROVAL OF EACH FUND’S SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the funds’ Board of Trustees held on May 8, 2023 (the “May Meeting”), the Board considered the renewal of each fund’s Management Agreement pursuant to which BNY Mellon Investment Adviser, Inc. (the “Adviser”) provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the funds (“Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of each Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Funds. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY Mellon fund complex, including the funds. For each fund, the Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to each fund.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fees and Expense Ratios. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional funds selected by Broadridge as comparable to the fund (the “Performance Group”1) and with a broader group of institutional funds (the “Performance Universe”), all for various periods ended March 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of institutional funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to each fund and comparison funds and the end date selected. The Board also considered each fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons for each fund and considered the following:

For Dreyfus Government Cash Management, the fund’s gross total return performance was above or at the Performance Group and the Performance Universe medians for all periods. The fund’s net total return performance was at or within one basis point the Performance Group median for all periods and above the Performance Universe median, and was ranked in the first quartile of the Performance Universe for all periods.

For Dreyfus Government Securities Cash Management, the fund’s gross total return performance was above the Performance Group median and above or at the Performance Universe median for all periods. The fund’s net total return performance was at or within two basis points of the Performance Group median and above the Performance Universe median for all periods.

For Dreyfus Treasury Obligations Cash Management, the fund’s gross total return performance was above or at the Performance Group median and above the Performance Universe median for all periods, and was ranked in the first quartile of the Performance Universe for all periods. The fund’s net total return performance was above, at or within one basis point of the Performance Group

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT AND THE APPROVAL OF EACH FUND’S SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

median and above the Performance Universe median, and was ranked in the first quartile of the Performance Universe for all periods.

For Dreyfus Treasury Securities Cash Management, the fund’s gross total return performance was above or at the Performance Group median and the Performance Universe median for all periods. The fund’s net total return performance was at or with one basis point of the Performance Group median for all periods and above the Performance Universe median.

For Dreyfus Cash Management, the fund’s gross total return performance was at or within four basis points of the Performance Group and the Performance Universe medians for all periods. The fund’s net total return performance was above or at the Performance Group and the Performance Universe medians for all periods, except for the one- and two-year periods when the fund’s gross total return performance was below the Performance Group median.

For Dreyfus Tax Exempt Cash Management, the fund’s gross total return performance was above or at or within one basis point of the Performance Group median and above or within one basis point of the Performance Universe median for all periods. The fund’s net total return performance was within three basis points of the Performance Group median and above the Performance Universe median for all periods.

Management Fee and Expense Ratio Comparisons. For each fund, the Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which, for certain funds, included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

For Dreyfus Government Cash Management, the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and slightly lower than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2024, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund’s BOLD® shares so that the direct expenses of BOLD® shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .18%.

For Dreyfus Government Securities Cash Management, the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2024, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets.

For Dreyfus Treasury Obligations Cash Management, the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and slightly higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2024, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets.

For Dreyfus Treasury Securities Cash Management, the fund’s contractual management fee was at the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2024, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets.

For Dreyfus Cash Management, the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund’s Preferred shares until June 1, 2024, so that the direct expenses of the fund’s Preferred shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .10% of average daily net assets. To the extent that it is necessary for the Adviser to reimburse the fund’s common expenses, the amount of the reimbursement will be applied equally to each share class of the fund.

For Dreyfus Tax Exempt Cash Management, the fund’s contractual management fee was at the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Performance Group median and the Performance Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until June 1, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund’s Institutional shares so that the direct expenses of the fund’s Institutional shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .20%.

For certain funds, the Board also considered the current voluntary expense limitation arrangements undertaken by the Adviser.

For each fund, other than Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management, representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as any of the funds.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. As applicable for certain funds, the Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

For each fund, the Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the fund’s Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT AND THE APPROVAL OF EACH FUND’S SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in a fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the relevant fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under its Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of each fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew each Agreement.

1 For each fund, the Performance Group and the Expense Group (each as defined herein) were each comprised of institutional funds in the stated strategy, and the Performance Universe and the Expense Universe (each as defined herein) were each comprised of all institutional funds in the stated strategy, except that the Performance Universe consisted of all funds in the stated strategy regardless of asset size or primary channel of distribution while the Expense Universe excluded outliers. The Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Cash Management consisted of money market funds; the Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management consisted of U.S. government money market funds; the Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management consisted of U.S. Treasury money market funds; and the Performance and Expense Groups and the Performance and Expense Universes for Dreyfus Tax Exempt Cash Management consisted of tax-exempt money market funds.

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Additionally, at the May Meeting, the Board appointed Mellon Investments Corporation (“Mellon”), through its Dreyfus division (“Dreyfus” or the “Sub-Adviser”), as each fund’s sub-investment adviser and approved a new sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Dreyfus, a division of Mellon, whereby Mellon, through its Dreyfus division, will serve as the fund’s sub-investment adviser and provide day-to-day management of the fund’s investments, effective on or about September 1, 2023 (the “Effective Date”). The Board noted that the portfolio managers who are responsible for managing the investments of the funds are dual employees of the Adviser and Mellon, through the Dreyfus division, and currently manage the funds in their capacity as employees of the Adviser. The Board further noted that the dual employee arrangement between the Adviser and Mellon would be terminated as of the Effective Date, and the portfolio managers would no longer be employees of the Adviser. Accordingly, as of the Effective Date, the portfolio managers will manage each fund’s investments as employees of Mellon, through its Dreyfus division, pursuant to the Sub-Advisory Agreement. Mellon is an affiliate of the Adviser. In addition, at the May Meeting the Board approved, as to each fund, an amendment to the fund’s current management agreement (the “Current Management Agreement”) between the Adviser and the fund to more clearly reflect the Adviser’s ability to employ one or more sub-investment advisers to manage the fund on a day-to-day basis and the Adviser’s responsibility to oversee and supervise any such sub-investment adviser, and to reflect the engagement of Mellon, through its Dreyfus division, as sub-adviser to the fund (the “Amended Management Agreement” and, together with the Sub-Advisory Agreement, the “Agreements”), to be effective on the Effective Date.

At the May Meeting, the Adviser recommended the approval of the Agreements based on the following considerations, as to each fund, among others: (i) approval of the Agreements would permit the fund’s current portfolio managers to continue to be responsible for the day-to-day management of the fund’s portfolio after the Effective Date as employees of Mellon, through its Dreyfus division; (ii) there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund as a result of the proposed changes to the investment advisory arrangements; and (iii) the Adviser (and not the fund) will pay the Sub-Adviser for its sub-investment advisory services. The Adviser also confirmed that the appointment of Mellon, through its Dreyfus division, as each fund’s sub-investment adviser and the adoption of the Sub-Advisory Agreement would not require the approval of the fund’s shareholders under the 1940 Act or the Investment Advisers Act of 1940, as amended. The Board also considered the fact that the Adviser stated that it believes there are no material changes to the information the Board had previously considered during the May Meeting in connection with the annual contract renewal process (the “15(c) Process”), at which the Board re-approved the Current Management Agreement for the ensuing year, other than information about the appointment of Mellon, through its Dreyfus division, as the fund’s sub-adviser.

At the May Meeting, the Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and Mellon. Since the Board had renewed the Current Management Agreement as part of the 15(c) Process, and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations during the 15(c) Process portion of the May Meeting. In considering approval of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve the Agreements, the Board considered the materials presented during the May Meeting, and other information, which included: (i) a copy of the Sub-Advisory Agreement; (ii) information regarding the nature, extent and quality of the services Mellon, through its Dreyfus division, would provide to the funds; (iii) information regarding Mellon’s and the Dreyfus division’s reputation, investment management business, personnel, and operations; (iv) information regarding the level of the sub-investment advisory fee to be charged by Mellon, through its Dreyfus division; (v) information regarding Mellon’s compliance program; and (vi) Mellon’s Form ADV. The Board also considered the substance of discussions with representatives of the Adviser in connection with the 15(c) Process and additional discussions as part of the May Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided. In examining the nature, extent and quality of the services that were expected to be provided by the Sub-Adviser to the fund under the Sub-Advisory Agreement, the Board considered: (i) the Sub-Adviser’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel providing portfolio management services which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by the Sub-Adviser after the Effective Date. Based on their consideration and review of the foregoing information, as to each fund, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by the Sub-Adviser under the Sub-Advisory Agreement, as well as the Sub-Adviser’s ability to render such services based on its resources and the experience of the investment team, which will include the fund’s current portfolio managers, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the Sub-Advisory Agreement. The Board also considered, as it related to the Amended Management Agreement, the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the funds’ portfolio management personnel, and the Adviser’s representation that there will be no reduction in the nature, extent or quality of services provided to the funds as a result of the proposed changes to the funds’ investment advisory arrangements.

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT AND THE APPROVAL OF EACH FUND’S SUB-INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Investment Performance. The Board had considered each fund’s investment performance and that of the investment team managing the fund’s portfolio as part of the 15(c) Process of the May Meeting (including comparative data provided by Broadridge Financial Solutions, Inc.). The Board considered the performance and that the same investment professionals would continue to manage the respective fund’s assets after the Effective Date, as factors in evaluating the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement after the Effective Date, and determined that these factors, when viewed together with the other factors considered by the Board, supported a decision to approve the Sub-Advisory Agreement and the Amended Management Agreement.

Costs of Services to be Provided and Profitability. The Board considered, with respect to each fund, the proposed fee payable under the Sub-Advisory Agreement, noting that the fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund. The Board considered the fee payable to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board recognized that, because the Sub-Adviser’s fee would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the fund’s Current Management Agreement, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including the Sub-Adviser, during the 15(c) Process portion of the May Meeting. The Board concluded, as to each fund, that the proposed fee payable to the Sub-Adviser by the Adviser was appropriate and the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by the Adviser under the Amended Management Agreement and the Sub-Adviser under the Sub-Advisory Agreement.

Economies of Scale to be Realized. The Board recognized that, because the fee payable to the Sub-Adviser would be paid by the Adviser, and not any fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Current Management Agreement, which had been done during the 15(c) Process portion of the May Meeting. At that time, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of a fund had been adequately considered by the Adviser in connection with the fee rate charged to such fund pursuant to the Current Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board also considered whether there were any ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the funds, and such ancillary benefits, if any, were determined to be reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board members, all of whom are Independent Trustees, with the assistance of independent legal counsel, as to each fund, approved the Sub-Advisory Agreement and Amended Management Agreement for the fund effective as of the Effective Date.

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For More Information

Dreyfus Cash Management Funds

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Wealth	Service	BOLD®	SPARKSM	Preferred
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX	DGQXX	DGUXX	DBLXX	SPKXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX
Dreyfus Treasury Obligations Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DTKXX	DTNXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX	DTJXX	DTHXX
Dreyfus Cash Management	DICXX	DVCXX	DSCXX						DCEXX
Dreyfus Tax Exempt Cash Management	DEIXX

Telephone Call your representative or 1-800-346-3621

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Dreyfus Money Market Funds at www.dreyfus.com

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation CMGTSA0723

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: September 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: September 20, 2023

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: September 19, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)